UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America® Annual report for the year ended December 31, 2018

Invest with a stable,
long-term approach.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The Bond Fund of America seeks as high a level of current income as is consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

See page 4 for Class A share results with relevant sales charges deducted. For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2019, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.42%.The fund’s 12-month distribution rate for Class A shares as of that date was 2.30%.Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Summary investment portfolio

15	Financial statements

42	Board of trustees and other officers

Fellow investors:

Volatility sparked by signs of weakness in global growth and tighter monetary policy made 2018 a challenging year for bond markets. Yields jumped and credit weakened, leading to mixed results across fixed income sectors. For the 12-month period ended December 31, The Bond Fund of America (BFA) declined 0.13%.

By way of comparison, the unmanaged Bloomberg Barclays U.S. Aggregate Index — a measure of the investment-grade (BBB/Baa and above) bond market — returned 0.01%. The fund’s peer group, as measured by the Lipper Core Bond Funds Average, lost 0.69%.

The fund paid dividends totaling 30 cents per share during the period. For investors, this amounted to an income return of 2.35% with dividends reinvested, or 2.32% if taken in cash.

With a full decade having elapsed since the 2008 financial crisis, now is a good time to reflect on how The Bond Fund of America has fared over this very long period of economic expansion. As the table below shows, over ten years, the fund has outpaced both its benchmark index and its Lipper peer group.

This strong result comes as the fund’s managers remain focused on not just providing our investors solid risk-adjusted returns, but also aiming to deliver all four roles of fixed income: diversification from equities, income, capital preservation and inflation protection. That means a commitment to avoid pursuing only one of those roles at the cost of another. For example, managers have avoided loading up on high-income, low-quality bonds which add excess risk and can come at the expense of equity diversification. Instead, managers maintained a high-yield bond concentration that was well below the maximum the fund’s investment guidelines allow.

The Bond Fund of America’s robust team contributed to its success. This year, I’ll celebrate my 30th anniversary as a manager for the fund. Other portfolio managers have varying areas of experience, including Fergus MacDonald and David Betanzos who focus on government and mortgage bonds, David Lee on corporate bonds and Rob Neithart on emerging markets debt. Two core bond generalists, Pramod Atluri and David Hoag, round out the team. David Hoag also serves as president of American Funds Strategic Bond Fund, Capital Group’s core plus bond fund strategy.

Our team also benefits from 43 fixed income research analysts, grouped into areas of focus including corporates, rates and structured credit, governments and countries, macroeconomics and municipals. They dig deep to provide insights that assist managers in forming high-conviction ideas and also make their own direct investments in the fund’s research portfolio. Our team of 36 dedicated fixed

Results at a glance

For periods ended December 31, 2018, with all distributions reinvested

	Cumulative total return	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime (since 5/28/74)

The Bond Fund of America (Class A shares)	–0.13%	1.93%	2.30%	4.32%	7.38%
Bloomberg Barclays U.S. Aggregate Index[1]	0.01	2.06	2.52	3.48	7.36
Lipper Core Bond Funds Average[2]	–0.69	1.99	2.20	4.19	7.19

[1]	Bloomberg Index Services Ltd. The Bloomberg Barclays U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[2]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

The Bond Fund of America	1

income traders sitting at desks in Los Angeles, New York, London and Singapore have also had a meaningful impact. Finally, our risk and quantitative analysts provide insights into scenario planning and other factors that could affect our investments and strategies.

Bond market overview

U.S. markets had a turbulent year. Volatility spiked in early and late 2018 as investors reacted to signs of weakness in global growth and to tighter monetary policy. The Federal Reserve hiked the federal funds target four times during 2018, to a range of 2.25%–2.50%, citing a strong U.S. economy, moderate inflation and a tight labor market. The yield on the benchmark 10-year Treasury ended the year at 2.69%, 29 basis points higher than at 2018’s start. Shorter term rates rose even more dramatically, indicating a flattening of the yield curve. Two-year Treasury yields increased 59 basis points to end the period at 2.48%.

U.S. bond returns varied from sector to sector. Treasury bonds rose modestly, boosted by safe-haven buying amid volatility. Despite moderate inflation throughout the year, Treasury Inflation-Protected Securities (TIPS) saw a 1.3% loss as expectations sagged toward year-end. Credit fared worse, with investment-grade (BBB/Baa and above) and high-yield bonds losing 2.5% and 2.1%, respectively.

The spread between investment-grade corporate bonds and Treasuries — the premium investors receive for taking credit risk — widened during the year by 60 basis points to reach 153 basis points, the highest level since 2016. Rising rates led to less corporate issuance, down 20% from 2017’s record level.

Asset price volatility reemerged despite a backdrop of a strong U.S. economy that was projected to have grown by more than 3%. The national unemployment rate also spent most of the year below 4%, a level considered extremely low on a historical basis. Consumer and business confidence were also running very high, only declining modestly amid equity market declines late in the year.

A series of retaliatory tariffs between the U.S. and China elevated geopolitical tensions. In global fixed income markets, European government bonds had a positive year, supported by safe-haven buying and speculation that the European Central Bank may delay raising interest rates. Dollar strength and rising U.S. rates jolted emerging markets debt, which ended 2018 in negative territory.

Inside the portfolio

The fund continued to invest in high-quality fixed income assets, consisting largely of U.S. Treasuries, investment-grade corporate bonds and mortgage-backed securities. Managers worked to ensure the fund serves all four roles of fixed income. Amid enhanced volatility, that means the portfolio had an emphasis on bonds expected to provide diversification and stability when equities stumble. Given this approach, the fund’s largest concentration of investments remains in U.S. Treasury and agency securities, which made up about 41% of the portfolio at year-end.

Duration — a measure of interest rate risk exposure — was relatively low throughout much of the year, anticipating that the market underestimated the Fed’s willingness to hike rates. This positioning was helpful to results as yields rose. Managers increased duration toward the end of 2018, believing rates may not move much higher.

The fund’s rates strategy anticipated that the Treasury yield curve would steepen, with longer term rates rising by more than shorter term rates. This, however, did not play out. To manage duration and curve positioning, the fund held both cash bonds and derivatives, such as interest rate swaps and futures. The fund primarily used these derivatives to shift interest rate exposure away from long maturities and toward intermediate maturities.

Amid more moderate inflation, managers increased their holdings in Treasury Inflation-Protected Securities in 2018.

2	The Bond Fund of America

While this out-of-index strategy benefited the fund earlier in the year, falling inflation expectations later in the year hurt TIPS and made them a drag on fund results. The fund’s position in TIPS rose to 4.4% from 3.8%.

In this late-cycle economy, managers have maintained a cautious approach to credit. That has led them to seek higher quality corporate bonds more likely to maintain good value amid volatility. As many corporate bonds became cheaper throughout the year, managers added bonds where they saw particularly good values. This led the portfolio’s concentration of corporates to rise modestly to 31% from 30% at the end of 2017. Pharmaceuticals and energy are two of the industries with bonds that managers find relatively attractive.

The fund maintained a modest 18% investment in mortgage-backed securities, a sharply smaller concentration than its index. Spreads will need to widen further for more mortgage bonds to become a good relative value. The fund’s 4% concentration in asset-backed securities has declined from a 7% weight at the end of 2017, but remains higher than its benchmark. High-yield bonds and emerging markets debt remain relatively modest parts of the portfolio, with the former accounting for less than 4% and the latter less than 3%.

Looking ahead

Despite the volatility seen in 2018, managers think that the U.S. expansion still has some room left to run. However, even if a recession is not imminent, they anticipate continued volatility as tighter monetary policy leads to a more difficult financing environment for global companies. Enhanced volatility due to higher rates, paired with relatively modest inflation, should help to pressure the Fed to pause hiking rates sometime in 2019. Managers maintain duration positioning that anticipates the yield curve will steepen, not only because they see short-term rates unlikely to rise sharply from here, but also because they believe investors are likely to demand additional compensation for longer maturity bonds.

Market turbulence may push credit spreads somewhat wider. Liquidity risk — how hard it is to buy and sell a bond quickly and cheaply — could have an impact here. Many corporations have increased leverage in recent years as Wall Street’s trading capacity has weakened. While managers don’t expect corporate bonds to cheapen dramatically, they do expect to find better value in 2019.

In addition to the uncertainty posed by monetary policy’s impact, many of the same geopolitical risks that shook markets in 2018 will carry into 2019, from trade skirmishes to a weakening Chinese economy. This makes for an extremely important period for a bond fund to be committed to serving all four roles of fixed income, especially diversification from equities. To that end, managers intend to continue to pursue high-quality bonds that should hold up well if stocks struggle. It is our goal that The Bond Fund of America will serve as the ballast of our shareholders’ portfolios in choppy markets.

We thank you for placing your trust in our portfolio management team, and we look forward to reporting to you again in six months.

Cordially,

John H. Smet

President

February 12, 2019

For current information about the fund, visit americanfunds.com.

The Bond Fund of America	3

The value of a long-term perspective

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2018)*

	1 year	5 years	10 years
Class A shares	-3.85%	1.52%	3.92%

**Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.*

The total annual fund operating expense ratio is 0.60% for Class A shares as of the prospectus dated March 1, 2019 (unaudited).

$200,000
100,000
60,000
40,000
20,000
10,000
8,000

Year ended December 31	1974[6]	1975	1976	1977	1978	1979	1980	1981	1982	1983	1984	1985	1986	1987	1988	1989	1990
TOTAL VALUE (dollars in thousands)																	
Dividends reinvested	$0.4	0.9	1.0	1.1	1.2	1.4	1.7	2.1	2.4	2.6	2.9	3.2	3.6	3.8	4.0	4.5	4.7
Value at year-end	$10.0	11.3	13.3	14.0	14.3	14.7	15.2	16.2	21.6	23.6	26.5	33.5	38.6	39.3	43.5	47.9	49.5
Total return	(0.1)%	12.7	18.1	5.1	2.0	3.1	3.5	6.6	32.9	9.5	11.9	26.6	15.2	2.0	10.7	10.1	3.3

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.5% prior to December 15, 1986, when it became 4.75% until January 9, 2000.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. From May 28, 1974, through December 31, 1975, Bloomberg Barclays U.S. Government/Credit Index was used because Bloomberg Barclays U.S. Aggregate Index did not yet exist. Since January 1, 1976, the Bloomberg Barclays U.S. Aggregate Index has been used. These indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Includes reinvested dividends of $223,542 and reinvested capital gain distributions of $4,573.
[5]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[6]	For the period May 28, 1974, commencement of operations, through December 31, 1974.

4	The Bond Fund of America

How a $10,000 investment has grown

There have always been reasons not to invest. You will find, however, that despite occasional stumbles, financial markets have tended to reward investors over the long term. Dividends, particularly when reinvested, have accounted for a large portion of the fund’s overall results.

The Bond Fund of America	5

Summary investment portfolio December 31, 2018

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	40.85%
AAA/Aaa	21.94
AA/Aa	3.48
A/A	12.29
BBB/Baa	16.18
Below investment grade	3.11
Unrated	.08
Short-term securities & other assets less liabilities	2.07

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 97.91%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 40.85%
U.S. Treasury 36.43%
U.S. Treasury 1.375% 2019	$395,000	$394,321
U.S. Treasury 1.50% 2019	270,000	269,600
U.S. Treasury 1.50% 2019	202,800	202,642
U.S. Treasury 1.625% 2019	327,200	326,562
U.S. Treasury 1.625% 2020[1]	237,000	233,658
U.S. Treasury 2.75% 2020	182,000	182,732
U.S. Treasury 1.875% 2022	556,500	546,099
U.S. Treasury 1.875% 2022	404,200	395,639
U.S. Treasury 2.00% 2022	399,550	392,654
U.S. Treasury 2.00% 2022	220,460	216,571
U.S. Treasury 2.125% 2022	606,080	597,855
U.S. Treasury 1.50% 2023[1]	417,860	401,538
U.S. Treasury 2.50% 2023	209,735	209,735
U.S. Treasury 2.625% 2023	487,139	489,765
U.S. Treasury 2.625% 2023	438,800	441,130
U.S. Treasury 2.75% 2023	270,000	273,016
U.S. Treasury 2.875% 2023	251,700	255,918
U.S. Treasury 2.875% 2023	182,729	185,727
U.S. Treasury 2.875% 2023	179,400	182,561
U.S. Treasury 2.00% 2024	308,586	300,316
U.S. Treasury 2.00% 2024	180,000	175,079
U.S. Treasury 2.125% 2024	678,850	663,549
U.S. Treasury 2.25% 2024	172,750	169,834
U.S. Treasury 2.625% 2025	359,694	360,593
U.S. Treasury 2.75% 2025[1]	992,493	1,002,726
U.S. Treasury 2.875% 2025	380,441	387,099
U.S. Treasury 2.875% 2025	287,175	292,166
U.S. Treasury 2.25% 2027	232,486	224,793
U.S. Treasury 3.125% 2028	380,887	395,547
U.S. Treasury 3.00% 2048[1]	219,081	218,382
U.S. Treasury 3.00% 2048[1]	191,901	191,166

6	The Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 3.125% 2048[1]	$173,415	$176,957
U.S. Treasury 3.375% 2048	194,948	208,746
U.S. Treasury 1.13%–3.00% 2019–2047[1]	3,421,043	3,358,596
		14,323,272

U.S. Treasury inflation-protected securities 4.42%
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	635,251	625,340
U.S. Treasury Inflation-Protected Security 0.75% 2028[2]	295,165	289,095
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	191,644	174,237
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,2]	247,355	227,427
U.S. Treasury Inflation-Protected Securities 0.14%–2.13% 2022–2048[2]	472,188	421,589
		1,737,688

Total U.S. Treasury bonds & notes		16,060,960

Corporate bonds & notes 30.61%
Financials 8.88%
Other securities		3,490,792

Health care 5.53%
Teva Pharmaceutical Finance Co. BV 2.80% 2023	226,198	195,002
Teva Pharmaceutical Finance Co. BV 2.20%–6.75% 2021–2046	330,997	267,252
Other securities		1,710,040
		2,172,294

Energy 3.39%
Other securities		1,334,183

Utilities 3.04%
Other securities		1,193,890

Consumer discretionary 2.60%
Other securities		1,021,164

Consumer staples 2.38%
Other securities		934,345

Communication services 1.34%
Other securities		528,782

Industrials 1.08%
Other securities		425,796

Real estate 0.86%
Other securities		338,178

Information technology 0.79%
Other securities		309,564

Materials 0.65%
Other securities		256,315

The Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Bonds & notes of governments & government agency outside the U.S. 0.07%
Other securities		$29,478

Total corporate bonds & notes		12,034,781

Mortgage-backed obligations 18.28%
Federal agency mortgage-backed obligations 17.16%
Fannie Mae 3.50% 2047[3]	$165,419	165,534
Fannie Mae 4.50% 2048[3]	244,288	253,375
Fannie Mae 4.50% 2048[3]	237,499	246,334
Fannie Mae 3.50% 2049[3,4]	841,855	842,038
Fannie Mae 0%–9.55% 2023–2057[3,4,5,6]	1,867,290	1,903,989
Freddie Mac 3.00% 2046[3]	209,081	205,595
Freddie Mac 3.00%–7.50% 2030–2049[3,4]	1,026,284	1,045,407
Government National Mortgage Assn. 4.00% 2049[3,4]	253,505	259,626
Government National Mortgage Assn. 4.00% 2049[3,4]	191,545	196,006
Government National Mortgage Assn. 4.50% 2049[3,4]	475,998	492,625
Government National Mortgage Assn. 5.00% 2049[3,4]	217,204	225,999
Government National Mortgage Assn. 2.50%–6.64% 2028–2065[3,4]	349,030	351,765
Other securities		560,196
		6,748,489

Collateralized mortgage-backed obligations (privately originated) 1.02%
Other securities		401,955

Commercial mortgage-backed securities 0.10%
Other securities		38,068

Total mortgage-backed obligations		7,188,512

Asset-backed obligations 3.91%
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[3]	345,946	344,551
Other securities		1,190,749
		1,535,300

Other 4.26%
Other securities		1,674,790

Total bonds, notes & other debt instruments (cost: $38,880,119,000)		38,494,343

Preferred securities 0.01%	Shares
Financials 0.01%
Other securities		3,781

Total preferred securities (cost: $5,820,000)		3,781

Common stocks 0.01%
Other 0.01%
Other securities		1,702

Total common stocks (cost: $14,086,000)		1,702

8	The Bond Fund of America

Short-term securities 7.40%	Principal amount (000)	Value (000)
Federal Home Loan Bank 2.28%–2.39% due 1/14/2019–3/27/2019	$593,500	$591,726
U.S. Treasury Bills 2.39%–2.46% due 4/11/2019–5/23/2019	1,058,700	1,050,065
Other securities		1,267,949

Total short-term securities (cost: $2,909,868,000)		2,909,740
Total investment securities 105.33% (cost: $41,809,893,000)		41,409,566
Other assets less liabilities (5.33)%		(2,094,252)

Net assets 100.00%		$39,315,314

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $70,768,000, which represented .18% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $19,932,000, which represented .05% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $1,395,000, an aggregate cost of $12,735,000, and which represented less than .01% of the net assets of the fund) were acquired from 9/26/2013-11/16/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 12/31/2018 (000) [8]	Unrealized appreciation (depreciation) at 12/31/2018 (000)
30 Day Federal Funds Futures	Long	1,710	February 2019	$712,557	$695,456	$5
30 Day Federal Funds Futures	Long	5,014	April 2019	2,089,334	2,038,981	865
30 Day Federal Funds Futures	Short	266	July 2019	(110,842)	(108,154)	(200)
90 Day Euro Dollar Futures	Long	3,702	December 2019	925,500	900,974	5,000
90 Day Euro Dollar Futures	Long	3,058	December 2021	764,500	745,426	4,171
2 Year U.S. Treasury Note Futures	Long	53,246	April 2019	10,649,200	11,304,791	43,979
5 Year Euro-Bobl Futures	Long	1,014	March 2019	€101,400	153,960	394
5 Year U.S. Treasury Note Futures	Long	93,418	April 2019	$9,341,800	10,713,877	154,949
10 Year Euro-Bund Futures	Short	223	March 2019	€(22,300)	(41,785)	(40)
10 Year U.S. Treasury Note Futures	Long	15,426	March 2019	$1,542,600	1,882,213	20,119
10 Year Ultra U.S. Treasury Note Futures	Short	14,251	March 2019	(1,425,100)	(1,853,743)	(49,345)
20 Year U.S. Treasury Bond Futures	Long	207	March 2019	20,700	30,222	1,252
30 Year Ultra U.S. Treasury Bond Futures	Short	1,476	March 2019	(147,600)	(237,129)	(2,867)

						$178,282

Forward currency contracts

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2018 (000)
USD12,063	MXN247,000	Citibank	1/7/2019	$(495)
JPY5,640,000	USD49,900	Morgan Stanley	1/8/2019	1,594
USD15,428	COP49,108,000	JPMorgan Chase	1/8/2019	313
COP49,108,000	USD15,166	Citibank	1/8/2019	(51)
USD39,310	EUR34,500	Citibank	1/8/2019	(245)
USD7,462	MXN154,000	Morgan Stanley	1/8/2019	(366)
AUD34,186	USD24,772	Goldman Sachs	1/9/2019	(688)
JPY1,769,000	USD15,599	HSBC Bank	1/10/2019	555
USD13,410	ZAR188,000	Goldman Sachs	1/10/2019	359
EUR22,150	USD25,078	Goldman Sachs	1/10/2019	322
USD5,572	GBP4,350	JPMorgan Chase	1/10/2019	25
USD1,971	INR140,000	Citibank	1/10/2019	(32)
USD12,373	SEK112,000	Bank of America, N.A.	1/10/2019	(275)
USD9,206	AUD12,476	Citibank	1/11/2019	416

The Bond Fund of America	9

Forward currency contracts (continued)

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2018 (000)
JPY408,095	USD3,608	JPMorgan Chase	1/11/2019	$119
JPY408,095	USD3,608	Goldman Sachs	1/11/2019	119
BRL47,000	USD12,113	Goldman Sachs	1/11/2019	3
USD12,049	BRL47,000	Citibank	1/11/2019	(67)
CAD5,432	USD4,126	Bank of America, N.A.	1/11/2019	(146)
USD50,265	MXN1,021,600	Bank of New York Mellon	1/11/2019	(1,638)
KRW85,826,000	USD76,220	JPMorgan Chase	1/14/2019	733
USD80,336	KRW89,049,000	Morgan Stanley	1/14/2019	494
EUR22,650	USD25,887	JPMorgan Chase	1/14/2019	95
USD11,927	MXN246,800	Citibank	1/14/2019	(605)
USD3,526	INR249,675	Goldman Sachs	1/15/2019	(44)
USD3,525	INR249,675	Citibank	1/15/2019	(45)
JPY3,381,918	USD29,971	Bank of America, N.A.	1/17/2019	929
EUR10,993	NOK106,800	HSBC Bank	1/17/2019	252
EUR21,800	USD24,805	Goldman Sachs	1/17/2019	209
GBP6,105	USD7,697	HSBC Bank	1/17/2019	91
USD20,756	KRW23,388,000	HSBC Bank	1/17/2019	(216)
USD66,977	INR4,748,500	JPMorgan Chase	1/17/2019	(902)
JPY25,456,000	USD226,437	Morgan Stanley	1/18/2019	6,168
EUR66,350	USD75,573	Citibank	1/18/2019	568
CNH526,525	USD76,372	Citibank	1/18/2019	286
USD76,864	CNH526,525	HSBC Bank	1/18/2019	206
USD656	EUR575	HSBC Bank	1/18/2019	(4)
USD1,603	KRW1,800,000	Goldman Sachs	1/18/2019	(11)
USD75,653	EUR66,350	HSBC Bank	1/18/2019	(487)
USD75,707	JPY8,573,500	Citibank	1/18/2019	(2,634)
USD150,455	JPY16,882,500	HSBC Bank	1/18/2019	(3,809)
USD15,523	BRL60,300	HSBC Bank	1/22/2019	(13)
USD3,743	BRL14,650	JPMorgan Chase	1/22/2019	(32)
USD4,371	INR314,050	HSBC Bank	1/22/2019	(115)
COP42,430,000	USD13,177	Citibank	1/22/2019	(127)
CLP16,700,000	USD24,315	UBS AG	1/22/2019	(237)
USD4,264	CAD5,682	Bank of America, N.A.	1/24/2019	99
USD469	GBP370	HSBC Bank	1/24/2019	(4)
USD19,317	EUR16,925	Bank of America, N.A.	1/24/2019	(116)
USD19,480	SGD26,700	HSBC Bank	1/24/2019	(121)
USD19,209	MXN387,496	Citibank	1/24/2019	(431)
USD105,861	JPY11,940,000	Morgan Stanley	1/24/2019	(3,293)
USD3,083	AUD4,300	JPMorgan Chase	1/25/2019	52
USD20,751	KRW23,375,000	HSBC Bank	1/25/2019	(215)
USD383	ZAR5,500	HSBC Bank	1/28/2019	2
USD255	EUR225	HSBC Bank	1/28/2019	(4)
JPY3,408,419	USD30,406	Goldman Sachs	1/29/2019	765
MXN47,480	USD2,347	Citibank	1/29/2019	58
USD1,137	MXN23,000	HSBC Bank	1/29/2019	(28)
USD29,307	EUR25,675	HSBC Bank	1/29/2019	(186)
USD15,065	SEK135,800	Morgan Stanley	1/29/2019	(296)
CAD50,925	USD37,998	Citibank	1/29/2019	(666)
USD34,634	MXN700,200	Goldman Sachs	2/14/2019	(742)
USD1,781	EUR1,405	Citibank	3/6/2019	162
EUR250	USD298	Citibank	3/6/2019	(10)
USD1,171	EUR915	Goldman Sachs	3/8/2019	116
USD1,240	EUR980	Goldman Sachs	3/8/2019	111
USD1,206	EUR950	JPMorgan Chase	3/15/2019	111
USD1,347	EUR1,060	Goldman Sachs	4/12/2019	122
MXN700,200	USD33,397	Goldman Sachs	9/17/2019	708
				$(3,234)

10	The Bond Fund of America

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
7.48%	28-day MXN-TIIE	1/11/2019	MXN	3,460,000	$(42)	$—	$(42)
7.46%	28-day MXN-TIIE	1/24/2019		1,960,000	(71)	—	(71)
2.41%	U.S. EFFR	3/20/2019		$21,423,047	165	—	165
2.407%	U.S. EFFR	3/20/2019		17,876,953	65	—	65
SONIA	0.735%	3/20/2019		£6,630,000	(491)	—	(491)
0.864%	3-month GBP-LIBOR	3/20/2019		6,630,000	(883)	—	(883)
7.195%	28-day MXN-TIIE	4/15/2019	MXN	1,090,000	(227)	—	(227)
U.S. EFFR	2.53875%	5/1/2019		$14,595,200	(2,116)	—	(2,116)
7.51%	28-day MXN-TIIE	5/30/2019	MXN	1,550,000	(367)	—	(367)
0.7995%	SONIA	6/19/2019		£6,630,000	1,011	—	1,011
0.80125%	SONIA	6/19/2019		1,657,000	262	—	262
3-month GBP-LIBOR	0.94%	6/19/2019		8,287,000	(1)	—	(1)
1.962%	3-month Canada BA	6/27/2019	C$	532,000	(592)	—	(592)
2.6425%	U.S. EFFR	7/31/2019		$8,600,000	2,293	—	2,293
2.635%	U.S. EFFR	7/31/2019		8,510,000	2,195	—	2,195
2.782%	U.S. EFFR	9/18/2019		4,948,415	2,449	—	2,449
U.S. EFFR	2.405%	1/29/2020		9,544,800	(440)	—	(440)
U.S. EFFR	2.403%	1/29/2020		13,225,200	(574)	—	(574)
(0.223)%	EONIA	2/1/2020		€262,500	425	—	425
(0.122)%	6-month EURIBOR	2/1/2020		261,900	364	—	364
(0.2305)%	EONIA	2/2/2020		517,500	789	—	789
7.14%	28-day MXN-TIIE	4/29/2020	MXN	2,118,400	(2,071)	—	(2,071)
7.84%	28-day MXN-TIIE	5/8/2020		954,155	(508)	—	(508)
7.87%	28-day MXN-TIIE	5/8/2020		1,749,845	(897)	—	(897)
6.78%	28-day MXN-TIIE	7/6/2020		1,008,770	(1,376)	—	(1,376)
2.898%	3-month USD-LIBOR	8/3/2020		$155,000	503	—	503
3-month USD-LIBOR	2.8025%	8/15/2020		563,960	(1,075)	—	(1,075)
2.5045%	U.S. EFFR	8/29/2020		748,630	1,923	—	1,923
2.5215%	U.S. EFFR	8/29/2020		548,370	1,561	—	1,561
3-month USD-LIBOR	2.806%	8/29/2020		194,600	(384)	—	(384)
2.622%	U.S. EFFR	9/14/2020		500,000	2,263	—	2,263
(0.1855)%	EONIA	12/5/2020		€453,000	425	—	425
(0.194)%	EONIA	12/10/2020		282,000	229	—	229
U.S. EFFR	2.429%	12/27/2020		$281,500	(420)	—	(420)
3-month USD-LIBOR	2.624%	3/8/2021		770,000	245	—	245
3-month USD-LIBOR	2.1892%	8/13/2021		50,000	526	—	526
3-month USD-LIBOR	1.217%	9/22/2021		44,000	1,609	—	1,609
3-month USD-LIBOR	1.225%	9/22/2021		44,000	1,600	—	1,600
3-month USD-LIBOR	1.2255%	9/23/2021		478,500	17,411	—	17,411
3-month USD-LIBOR	1.25%	9/23/2021		430,000	15,370	—	15,370
3-month USD-LIBOR	1.225%	9/23/2021		346,500	12,613	—	12,613
3-month USD-LIBOR	1.2796%	10/11/2021		345,000	12,208	—	12,208
2.326%	U.S. EFFR	1/2/2022		1,450,000	1,743	—	1,743
1.967%	3-month USD-LIBOR	1/26/2022		37,500	(686)	—	(686)
6.99%	28-day MXN-TIIE	6/17/2022	MXN	655,000	(1,607)	—	(1,607)
2.5775%	U.S. EFFR	7/16/2022		$1,001,820	3,700	—	3,700
3-month USD-LIBOR	1.948%	7/28/2022		630,000	13,440	—	13,440
2.80%	3-month USD-LIBOR	9/2/2022		785,000	4,683	—	4,683
2.009%	3-month USD-LIBOR	10/4/2022		272,000	(5,535)	—	(5,535)
2.1045%	3-month USD-LIBOR	10/31/2022		110,000	(1,868)	—	(1,868)
3-month USD-LIBOR	2.733%	3/8/2023		775,000	(4,998)	—	(4,998)
3-month USD-LIBOR	2.7454%	3/8/2023		725,000	(5,032)	—	(5,032)
3-month USD-LIBOR	2.9415%	5/14/2023		65,000	(1,007)	—	(1,007)
2.5815%	U.S. EFFR	5/25/2023		459,000	6,308	—	6,308
1.615%	3-month USD-LIBOR	8/18/2023		270,000	(4,479)	—	(4,479)
3.159%	3-month USD-LIBOR	10/9/2023		140,400	3,685	—	3,685
3-month USD-LIBOR	3.09009%	10/31/2023		263,410	(6,226)	—	(6,226)
3-month USD-LIBOR	3.0965%	10/31/2023		261,895	(6,267)	—	(6,267)
U.S. EFFR	2.4435%	12/20/2023		75,018	(576)	—	(576)
U.S. EFFR	2.45375%	12/20/2023		672,002	(5,483)	—	(5,483)
U.S. EFFR	2.4325%	12/21/2023		138,000	(988)	—	(988)

The Bond Fund of America	11

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
U.S. EFFR	2.4225%	12/24/2023		$53,097	$(356)	$—	$(356)
2.768%	3-month USD-LIBOR	1/29/2025		230,000	461	—	461
6-month JPY-LIBOR	0.5327%	3/4/2025		¥6,100,000	(1,675)	—	(1,675)
2.524%	3-month USD-LIBOR	4/14/2025		$123,000	(249)	—	(249)
2.905%	3-month USD-LIBOR	6/21/2025		103,852	1,841	—	1,841
2.354%	3-month USD-LIBOR	9/25/2025		420,000	(4,497)	—	(4,497)
6-month JPY-LIBOR	0.46995%	11/17/2025		¥6,250,000	(1,592)	—	(1,592)
6-month JPY-LIBOR	0.3822%	1/15/2026		5,100,000	(1,025)	—	(1,025)
6-month JPY-LIBOR	0.228%	2/8/2026		8,500,000	(862)	—	(862)
6-month JPY-LIBOR	0.20125%	2/18/2026		8,240,000	(688)	—	(688)
0.1223%	6-month JPY-LIBOR	5/11/2026		2,000,000	57	—	57
0.1173%	6-month JPY-LIBOR	5/13/2026		1,000,000	25	—	25
0.10855%	6-month JPY-LIBOR	5/16/2026		2,000,000	38	—	38
0.0188%	6-month JPY-LIBOR	6/16/2026		1,000,000	(43)	—	(43)
(0.00395)%	6-month JPY-LIBOR	6/17/2026		2,000,000	(117)	—	(117)
28-day MXN-TIIE	8.07%	1/1/2027	MXN	910,000	1,800	—	1,800
0.22855%	6-month JPY-LIBOR	1/12/2027		¥7,700,000	718	—	718
28-day MXN-TIIE	8.135%	1/14/2027	MXN	515,000	924	—	924
28-day MXN-TIIE	7.47%	4/5/2027		290,000	1,133	—	1,133
0.8153%	6-month EURIBOR	4/28/2027		€69,000	1,191	—	1,191
3-month SEK-STIBOR	1.125%	4/28/2027	SKr	665,000	(1,030)	—	(1,030)
28-day MXN-TIIE	7.625%	5/20/2027	MXN	410,000	1,430	—	1,430
0.8518%	6-month EURIBOR	8/21/2027		€31,000	554	—	554
3-month SEK-STIBOR	1.215%	8/21/2027	SKr	300,000	(645)	—	(645)
28-day MXN-TIIE	7.865%	12/8/2027	MXN	560,000	1,661	—	1,661
28-day MXN-TIIE	7.93%	12/9/2027		565,000	1,557	—	1,557
3-month USD-LIBOR	2.446%	1/8/2028		$42,000	806	—	806
2.91%	3-month USD-LIBOR	2/1/2028		88,800	466	—	466
2.908%	3-month USD-LIBOR	2/1/2028		88,900	459	—	459
2.925%	3-month USD-LIBOR	2/1/2028		71,100	419	—	419
2.92%	3-month USD-LIBOR	2/2/2028		67,200	381	—	381
3-month USD-LIBOR	2.91%	2/22/2028		31,000	(568)	—	(568)
3-month USD-LIBOR	2.891%	3/9/2028		45,000	(752)	—	(752)
U.S. EFFR	2.5065%	3/22/2028		203,000	(2,140)	—	(2,140)
U.S. EFFR	2.535%	3/23/2028		156,100	(2,018)	—	(2,018)
U.S. EFFR	2.471%	3/27/2028		190,100	(1,443)	—	(1,443)
U.S. EFFR	2.4575%	3/29/2028		224,497	(1,452)	—	(1,452)
U.S. EFFR	2.424%	3/30/2028		189,960	(697)	—	(697)
U.S. EFFR	2.412%	4/5/2028		86,343	(230)	—	(230)
2.919%	3-month USD-LIBOR	7/16/2028		89,800	1,689	—	1,689
3.1585%	3-month USD-LIBOR	9/27/2028		56,800	2,222	—	2,222
6-month GBP-LIBOR	1.6567%	9/28/2028		£53,200	(1,450)	—	(1,450)
3-month USD-LIBOR	3.1505%	11/20/2028		$41,200	(1,599)	—	(1,599)
3-month USD-LIBOR	2.679%	4/14/2030		65,500	387	—	387
3-month USD-LIBOR	3.005%	9/2/2030		160,300	(3,254)	—	(3,254)
3-month USD-LIBOR	2.514%	9/25/2030		223,000	4,845	—	4,845
3-month USD-LIBOR	1.87%	8/18/2031		57,000	4,505	—	4,505
3-month USD-LIBOR	2.8672%	1/29/2033		50,700	142	—	142
2.523%	3-month USD-LIBOR	12/8/2035		5,000	(207)	—	(207)
2.432%	3-month USD-LIBOR	9/21/2037		2,000	(120)	—	(120)
3-month USD-LIBOR	2.9625%	2/1/2038		53,300	165	—	165
3-month USD-LIBOR	2.963%	2/1/2038		53,100	162	—	162
3-month USD-LIBOR	2.986%	2/1/2038		43,100	62	—	62
3-month USD-LIBOR	2.967%	2/2/2038		41,500	115	—	115
2.987%	3-month USD-LIBOR	2/7/2038		37,000	861	—	861
3.193%	3-month USD-LIBOR	5/21/2038		45,000	2,481	—	2,481
3.062%	3-month USD-LIBOR	7/31/2038		23,500	831	—	831
3-month USD-LIBOR	2.6785%	9/4/2045		45,000	1,402	—	1,402
3-month USD-LIBOR	2.516%	10/20/2045		42,000	2,633	—	2,633
3-month USD-LIBOR	2.525%	10/20/2045		28,000	1,707	—	1,707
3-month USD-LIBOR	2.5315%	10/26/2045		40,000	2,387	—	2,387

12	The Bond Fund of America

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
3-month USD-LIBOR	2.57082%	11/6/2045	$123,000	$6,412	$—	$6,412
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	688	—	688
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	483	—	483
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	2,179	—	2,179
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	1,260	—	1,260
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	(200)	—	(200)
U.S. EFFR	2.166%	10/23/2047	55,000	3,930	—	3,930
U.S. EFFR	2.172%	11/8/2047	30,000	2,110	—	2,110
U.S. EFFR	2.145%	11/9/2047	33,500	2,543	—	2,543
U.S. EFFR	2.153%	11/10/2047	33,500	2,489	—	2,489
U.S. EFFR	2.155%	11/10/2047	18,850	1,392	—	1,392
U.S. EFFR	2.17%	11/13/2047	34,150	2,417	—	2,417
U.S. EFFR	2.5635%	2/12/2048	135,836	(1,463)	—	(1,463)
2.98%	3-month USD-LIBOR	3/15/2048	8,400	247	—	247
2.9625%	3-month USD-LIBOR	3/15/2048	8,400	216	—	216
U.S. EFFR	2.4615%	3/15/2048	8,400	85	—	85
U.S. EFFR	2.485%	3/15/2048	8,400	44	—	44
U.S. EFFR	2.425%	3/16/2048	16,700	296	—	296
2.917%	3-month USD-LIBOR	3/16/2048	16,700	274	—	274
U.S. EFFR	2.505%	3/22/2048	14,700	16	—	16
U.S. EFFR	2.51375%	3/22/2048	16,300	(12)	—	(12)
U.S. EFFR	2.40875%	4/13/2048	61,900	1,298	—	1,298
2.9075%	3-month USD-LIBOR	4/16/2048	13,500	197	—	197
U.S. EFFR	2.425%	4/17/2048	5,000	88	—	88
U.S. EFFR	2.43625%	4/19/2048	60,300	920	—	920
3-month USD-LIBOR	3.0745%	5/17/2048	11,700	(576)	—	(576)
U.S. EFFR	2.625%	5/25/2048	104,000	(2,511)	—	(2,511)
U.S. EFFR	2.445%	6/4/2048	31,400	422	—	422
2.638%	U.S. EFFR	8/1/2048	64,600	1,734	—	1,734
2.54875%	U.S. EFFR	8/14/2048	63,000	511	—	511
3-month USD-LIBOR	2.973%	8/15/2048	15,500	(441)	—	(441)
U.S. EFFR	2.52%	8/24/2048	25,200	(51)	—	(51)
6-month GBP-LIBOR	1.7922%	10/4/2048	£20,500	(1,619)	—	(1,619)
3.236%	3-month USD-LIBOR	10/31/2048	$60,550	5,095	—	5,095
3.22859%	3-month USD-LIBOR	10/31/2048	60,560	5,002	—	5,002
3-month USD-LIBOR	3.19%	11/29/2048	32,600	(2,422)	—	(2,422)
					$—	$101,637

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments (000)	Unrealized appreciation at 12/31/2018 (000)
CDX.NA.HY.30	5.00%/Quarterly	6/20/2023	$23,850	$(733)	$(1,665)	$932
CDX.NA.IG.31	1.00%/Quarterly	12/20/2023	1,110,285	(6,163)	(20,937)	14,774
CDX.NA.HY.31	5.00%/Quarterly	12/20/2023	214,919	(4,284)	(10,665)	6,381
					$(33,267)	$22,087

The Bond Fund of America	13

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $261,102,000, which represented .66% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $5,429,385,000, which represented 13.81% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

AUD = Australian dollars

BA = Banker’s acceptances

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CLP = Chilean pesos

CNH = Chinese yuan renminbi

COP = Colombian pesos

EFFR = Effective Federal Funds Rate

EONIA = Euro Overnight Index Average

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NOK = Norwegian kroner

SEK = Swedish kronor

SGD = Singapore dollars

SONIA = Sterling Overnight Interbank Average Rate

STIBOR = Stockholm Interbank Offered Rate

TBA = To-be-announced

TIIE = Equilibrium Interbank Interest Rate

USD/$ = U.S. dollars

ZAR = South African rand

See notes to financial statements

14	The Bond Fund of America

Financial statements

Statement of assets and liabilities at December 31, 2018	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $41,809,893)		$41,409,566
Cash		7,808
Cash denominated in currencies other than U.S. dollars (cost: $18,475)		18,404
Unrealized appreciation on open forward currency contracts		16,162
Receivables for:
Sales of investments	$2,274,761
Sales of fund’s shares	92,299
Dividends and interest	238,953
Variation margin on futures contracts	37,889
Variation margin on swap contracts	16,912
Other	1,385	2,662,199
		44,114,139
Liabilities:
Unrealized depreciation on open forward currency contracts		19,396
Payables for:
Purchases of investments	4,634,220
Repurchases of fund’s shares	89,313
Dividends on fund’s shares	2,496
Investment advisory services	6,410
Services provided by related parties	8,179
Trustees’ deferred compensation	782
Variation margin on futures contracts	7,574
Variation margin on swap contracts	29,799
Other	656	4,779,429
Net assets at December 31, 2018		$39,315,314

Net assets consist of:
Capital paid in on shares of beneficial interest		$40,186,794
Total accumulated loss		(871,480)
Net assets at December 31, 2018		$39,315,314

See notes to financial statements

The Bond Fund of America	15

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,127,076 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$19,351,650	1,539,199	$12.57
Class C	824,976	65,617	12.57
Class T	10	1	12.57
Class F-1	744,747	59,236	12.57
Class F-2	5,727,829	455,582	12.57
Class F-3	1,483,206	117,972	12.57
Class 529-A	1,003,190	79,792	12.57
Class 529-C	191,003	15,192	12.57
Class 529-E	42,874	3,410	12.57
Class 529-T	10	1	12.57
Class 529-F-1	101,821	8,099	12.57
Class R-1	29,800	2,370	12.57
Class R-2	400,243	31,835	12.57
Class R-2E	25,959	2,065	12.57
Class R-3	582,143	46,303	12.57
Class R-4	518,447	41,236	12.57
Class R-5E	8,145	648	12.57
Class R-5	162,981	12,963	12.57
Class R-6	8,116,280	645,555	12.57

See notes to financial statements

16	The Bond Fund of America

Statement of operations for the year ended December 31, 2018	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $398)	$1,140,631
Dividends	135	$1,140,766
Fees and expenses*:
Investment advisory services	72,923
Distribution services	72,070
Transfer agent services	38,659
Administrative services	11,365
Reports to shareholders	1,721
Registration statement and prospectus	2,401
Trustees’ compensation	250
Auditing and legal	76
Custodian	599
Other	1,285
Total fees and expenses before reimbursements	201,349
Less transfer agent services reimbursements	11
Total fees and expenses after reimbursements		201,338
Net investment income		939,428

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers	(538,462)
Futures contracts	(269,410)
Forward currency contracts	21,049
Swap contracts	50,050
Currency transactions	(430)	(737,203)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $443)	(509,087)
Futures contracts	220,039
Forward currency contracts	(1,315)
Swap contracts	85,664
Currency translations	(249)	(204,948)
Net realized loss and unrealized depreciation		(942,151)

Net decrease in net assets resulting from operations		$(2,723)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets

(dollars in thousands)

	Year ended December 31
	2018	2017
Operations:
Net investment income	$939,428	$670,926
Net realized (loss) gain	(737,203)	155,390
Net unrealized (depreciation) appreciation	(204,948)	230,533
Net (decrease) increase in net assets resulting from operations	(2,723)	1,056,849

Distributions paid or accrued to shareholders	(946,550)	(646,297)

Net capital share transactions	2,724,691	5,165,256

Total increase in net assets	1,775,418	5,575,808

Net assets:
Beginning of year	37,539,896	31,964,088
End of year	$39,315,314	$37,539,896

See notes to financial statements

The Bond Fund of America	17

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

18	The Bond Fund of America

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange

The Bond Fund of America	19

Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$16,060,960	$—	$16,060,960
Corporate bonds & notes	—	12,024,221	10,560	12,034,781
Mortgage-backed obligations	—	7,188,512	—	7,188,512
Asset-backed obligations	—	1,535,300	—	1,535,300
Other	—	1,674,790	—	1,674,790
Preferred securities	—	3,781	—	3,781
Common stocks	—	268	1,434	1,702
Short-term securities	—	2,909,740	—	2,909,740
Total	$—	$41,397,572	$11,994	$41,409,566

20	The Bond Fund of America

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$230,734	$—	$—	$230,734
Unrealized appreciation on open forward currency contracts	—	16,162	—	16,162
Unrealized appreciation on interest rate swaps	—	196,928	—	196,928
Unrealized appreciation on credit default swaps	—	22,087	—	22,087
Liabilities:
Unrealized depreciation on futures contracts	(52,452)	—	—	(52,452)
Unrealized depreciation on open forward currency contracts	—	(19,396)	—	(19,396)
Unrealized depreciation on interest rate swaps	—	(95,291)	—	(95,291)
Total	$178,282	$120,490	$—	$298,772

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities

The Bond Fund of America	21

are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

22	The Bond Fund of America

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $24,833,025,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. The average month-end notional amount of open forward currency contracts while held was $1,175,410,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise

The Bond Fund of America	23

as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $97,722,089,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $1,823,850,000.

24	The Bond Fund of America

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$230,734	Unrealized depreciation*	$52,452
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	16,162	Unrealized depreciation on open forward currency contracts	19,396
Swaps	Interest	Unrealized appreciation*	196,928	Unrealized depreciation*	95,291
Swaps	Credit	Unrealized appreciation*	22,087	Unrealized depreciation*	—
			$465,911		$167,139

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(269,410)	Net unrealized appreciation on futures contracts	$220,039
Forward currency	Currency	Net realized gain on forward currency contracts	21,049	Net unrealized depreciation on forward currency contracts	(1,315)
Swaps	Interest	Net realized gain on swap contracts	65,093	Net unrealized appreciation on swap contracts	60,065
Swaps	Credit	Net realized loss on swap contracts	(15,043)	Net unrealized appreciation on swap contracts	25,599
			$(198,311)		$304,388

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The Bond Fund of America	25

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2018, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$1,028	$(537)	$(491)	$—	$—
Citibank	1,490	(1,490)	—	—	—
Goldman Sachs	2,834	(1,485)	—	(920)	429
HSBC Bank	1,106	(1,106)	—	—	—
JPMorgan Chase	1,448	(934)	(514)	—	—
Morgan Stanley	8,256	(3,955)	—	(3,140)	1,161
Total	$16,162	$(9,507)	$(1,005)	$(4,060)	$1,590
Liabilities:
Bank of America, N.A.	$537	$(537)	$—	$—	$—
Bank of New York Mellon	1,638	—	(1,581)	—	57
Citibank	5,408	(1,490)	(3,375)	—	543
Goldman Sachs	1,485	(1,485)	—	—	—
HSBC Bank	5,202	(1,106)	(1,565)	—	2,531
JPMorgan Chase	934	(934)	—	—	—
Morgan Stanley	3,955	(3,955)	—	—	—
UBS AG	237	—	—	—	237
Total	$19,396	$(9,507)	$(6,521)	$—	$3,368

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended December 31, 2018, the fund reclassified $263,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

26	The Bond Fund of America

As of December 31, 2018, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$25,991
Capital loss carryforward*	(472,685)
Gross unrealized appreciation on investments	521,597
Gross unrealized depreciation on investments	(838,933)
Net unrealized depreciation on investments	(317,336)
Cost of investments	42,058,941

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended December 31
Share class	2018		2017
Class A	$464,021		$359,082
Class B1			28
Class C	14,290		12,006
Class T2	—	[3]	—	[3]
Class F-1	17,860		13,960
Class F-2	134,102		75,031
Class F-3[4]	49,253		23,564
Class 529-A	23,226		16,509
Class 529-B1			2
Class 529-C	3,242		3,098
Class 529-E	939		742
Class 529-T2	—	[3]	—	[3]
Class 529-F-1	2,415		1,625
Class R-1	498		392
Class R-2	6,767		5,194
Class R-2E	441		213
Class R-3	12,339		9,846
Class R-4	12,839		10,615
Class R-5E	128		5
Class R-5	4,514		3,531
Class R-6	199,676		110,854
Total	$946,550		$646,297

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2018, the investment advisory services fee was $72,923,000, which was equivalent to an annualized rate of 0.191% of average daily net assets.

The Bond Fund of America	27

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2018, unreimbursed expenses subject to reimbursement totaled $1,632,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and CRMC provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	The Bond Fund of America

For the year ended December 31, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$48,588	$27,060		$1,944		Not applicable
Class C	8,998	1,268		452		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,908	1,163		383		Not applicable
Class F-2	Not applicable	4,027		2,495		Not applicable
Class F-3	Not applicable	262		920		Not applicable
Class 529-A	2,415	1,265		503		$662
Class 529-C	2,049	267		105		138
Class 529-E	219	28		22		29
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	115		47		62
Class R-1	310	37		16		Not applicable
Class R-2	3,132	1,501		209		Not applicable
Class R-2E	135	49		11		Not applicable
Class R-3	2,966	948		297		Not applicable
Class R-4	1,350	555		270		Not applicable
Class R-5E	Not applicable	6		2		Not applicable
Class R-5	Not applicable	90		84		Not applicable
Class R-6	Not applicable	18		3,605		Not applicable
Total class-specific expenses	$72,070	$38,659		$11,365		$891

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $250,000 in the fund’s statement of operations reflects $237,000 in current fees (either paid in cash or deferred) and a net increase of $13,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2018.

The Bond Fund of America	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2018

Class A	$2,861,188	227,840	$454,806		36,286		$(3,403,409)	(271,481)	$(87,415)	(7,355)
Class C	121,642	9,691	13,893		1,108		(325,669)	(25,944)	(190,134)	(15,145)
Class T	—	—	—		—		—	—	—	—
Class F-1	191,259	15,227	17,254		1,376		(244,849)	(19,518)	(36,336)	(2,915)
Class F-2	2,836,748	225,999	130,536		10,420		(1,204,214)	(96,250)	1,763,070	140,169
Class F-3	1,006,268	80,033	48,955		3,902		(1,577,549)	(125,862)	(522,326)	(41,927)
Class 529-A	188,116	14,979	23,101		1,843		(204,209)	(16,269)	7,008	553
Class 529-C	35,902	2,859	3,216		257		(74,085)	(5,903)	(34,967)	(2,787)
Class 529-E	6,700	533	933		74		(10,664)	(849)	(3,031)	(242)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	35,211	2,810	2,401		192		(21,209)	(1,694)	16,403	1,308
Class R-1	7,103	566	495		40		(10,597)	(845)	(2,999)	(239)
Class R-2	102,556	8,166	6,686		534		(153,694)	(12,226)	(44,452)	(3,526)
Class R-2E	11,971	953	439		35		(6,077)	(484)	6,333	504
Class R-3	156,978	12,483	12,228		976		(193,761)	(15,424)	(24,555)	(1,965)
Class R-4	125,336	9,970	12,758		1,018		(187,775)	(14,942)	(49,681)	(3,954)
Class R-5E	9,224	732	127		10		(1,259)	(100)	8,092	642
Class R-5	36,921	2,937	4,464		356		(49,926)	(3,976)	(8,541)	(683)
Class R-6	2,314,983	183,807	199,539		15,927		(586,300)	(46,798)	1,928,222	152,936
Total net increase (decrease)	$10,048,106	799,585	$931,831		74,354		$(8,255,246)	(658,565)	$2,724,691	215,374

Year ended December 31, 2017

Class A	$3,716,191	288,226	$350,810		27,195		$(3,817,190)	(296,487)	$249,811	18,934
Class B3	53	4	26		2		(19,802)	(1,552)	(19,723)	(1,546)
Class C	173,719	13,478	11,711		908		(436,937)	(33,941)	(251,507)	(19,555)
Class T4	10	1	—		—		—	—	10	1
Class F-1	266,481	20,691	13,521		1,048		(246,242)	(19,110)	33,760	2,629
Class F-2	2,635,024	204,559	73,033		5,662		(2,022,552)	(157,148)	685,505	53,073
Class F-3[5]	2,231,558	172,971	23,417		1,810		(192,573)	(14,882)	2,062,402	159,899
Class 529-A	250,511	19,420	16,431		1,274		(174,285)	(13,518)	92,657	7,176
Class 529-B3	14	1	2		1		(1,626)	(128)	(1,610)	(126)
Class 529-C	51,749	4,013	3,067		238		(148,883)	(11,547)	(94,067)	(7,296)
Class 529-E	8,360	648	738		58		(10,231)	(794)	(1,133)	(88)
Class 529-T4	10	1	—	[2]	—	[2]	—	—	10	1
Class 529-F-1	24,785	1,922	1,618		125		(17,124)	(1,327)	9,279	720
Class R-1	6,390	496	388		30		(15,931)	(1,239)	(9,153)	(713)
Class R-2	121,010	9,397	5,126		397		(191,166)	(14,860)	(65,030)	(5,066)
Class R-2E	14,238	1,106	213		17		(3,740)	(290)	10,711	833
Class R-3	180,646	14,035	9,776		758		(227,907)	(17,700)	(37,485)	(2,907)
Class R-4	185,073	14,364	10,558		818		(176,479)	(13,699)	19,152	1,483
Class R-5E	559	44	4		—	[2]	(505)	(39)	58	5
Class R-5	65,279	5,069	3,498		271		(43,739)	(3,395)	25,038	1,945
Class R-6	3,060,072	237,069	110,791		8,583		(714,292)	(55,567)	2,456,571	190,085
Total net increase (decrease)	$12,991,732	1,007,515	$634,728		49,195		$(8,461,204)	(657,223)	$5,165,256	399,487

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

30	The Bond Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $104,002,400,000 and $103,143,348,000, respectively, during the year ended December 31, 2018.

The Bond Fund of America	31

Financial highlights

		(Loss) income from
		investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class A:
12/31/2018	$12.89	$.30	$(.32)	$(.02)	$(.30)	$12.57	(.13)%	$19,352		.60%		.60%		2.37%
12/31/2017	12.72	.25	.16	.41	(.24)	12.89	3.21	19,939		.60		.60		1.91
12/31/2016	12.59	.23	.12	.35	(.22)	12.72	2.74	19,437		.61		.61		1.79
12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.23	18,580		.60		.60		1.81
12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	18,691		.62		.62		2.11
Class C:
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	12.57	(.91)	825		1.39		1.39		1.58
12/31/2017	12.72	.15	.16	.31	(.14)	12.89	2.40	1,041		1.40		1.40		1.11
12/31/2016	12.59	.12	.12	.24	(.11)	12.72	1.94	1,276		1.40		1.40		1.00
12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.56)	1,361		1.40		1.40		1.01
12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.71	1,502		1.41		1.41		1.33
Class T:
12/31/2018	12.89	.33	(.32)	.01	(.33)	12.57	.09 [4]	—	[5]	.39	[4]	.39	[4]	2.58	[4]
12/31/2017[6,7]	12.81	.20	.07	.27	(.19)	12.89	2.15 [4,8]	—	[5]	.38	[4,9]	.38	[4,9]	2.15	[4,9]
Class F-1:
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	12.57	(.18)	745		.66		.66		2.32
12/31/2017	12.72	.24	.16	.40	(.23)	12.89	3.17	801		.65		.65		1.86
12/31/2016	12.59	.22	.12	.34	(.21)	12.72	2.71	757		.64		.64		1.76
12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.21	673		.63		.63		1.78
12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.53	653		.62		.62		2.15
Class F-2:
12/31/2018	12.89	.33	(.32)	.01	(.33)	12.57	.14	5,728		.34		.34		2.65
12/31/2017	12.72	.28	.16	.44	(.27)	12.89	3.47	4,067		.35		.35		2.16
12/31/2016	12.59	.26	.12	.38	(.25)	12.72	3.00	3,338		.36		.36		2.03
12/31/2015	12.81	.26	(.20)	.06	(.28)	12.59	.47	1,521		.37		.37		2.05
12/31/2014	12.40	.29	.43	.72	(.31)	12.81	5.82	1,303		.35		.35		2.27
Class F-3:
12/31/2018	12.89	.34	(.32)	.02	(.34)	12.57	.21	1,483		.27		.27		2.70
12/31/2017[6,10]	12.74	.27	.14	.41	(.26)	12.89	3.25 [8]	2,061		.26	[9]	.26	[9]	2.29	[9]
Class 529-A:
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	12.57	(.21)	1,003		.69		.69		2.29
12/31/2017	12.72	.24	.16	.40	(.23)	12.89	3.14	1,022		.68		.68		1.84
12/31/2016	12.59	.22	.12	.34	(.21)	12.72	2.66	917		.69		.69		1.71
12/31/2015	12.81	.22	(.20)	.02	(.24)	12.59	.13	898		.70		.70		1.71
12/31/2014	12.40	.26	.41	.67	(.26)	12.81	5.44	939		.71		.71		2.02

32	The Bond Fund of America

		(Loss) income from
		investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2018	$12.89	$.20	$(.32)	$(.12)	$(.20)	$12.57	(.94)%	$191		1.43%		1.43%		1.55%
12/31/2017	12.72	.14	.16	.30	(.13)	12.89	2.35	232		1.44		1.44		1.07
12/31/2016	12.59	.12	.12	.24	(.11)	12.72	1.88	322		1.45		1.45		.95
12/31/2015	12.81	.12	(.20)	(.08)	(.14)	12.59	(.63)	337		1.46		1.46		.95
12/31/2014	12.40	.16	.41	.57	(.16)	12.81	4.64	371		1.47		1.47		1.26
Class 529-E:
12/31/2018	12.89	.27	(.32)	(.05)	(.27)	12.57	(.40)	43		.88		.88		2.10
12/31/2017	12.72	.21	.16	.37	(.20)	12.89	2.93	47		.88		.88		1.63
12/31/2016	12.59	.19	.12	.31	(.18)	12.72	2.45	48		.90		.90		1.50
12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	48		.91		.91		1.50
12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	51		.93		.93		1.80
Class 529-T:
12/31/2018	12.89	.32	(.32)	— [11]	(.32)	12.57	.04 [4]	—	[5]	.44	[4]	.44	[4]	2.54	[4]
12/31/2017[6,7]	12.81	.20	.07	.27	(.19)	12.89	2.10 [4,8]	—	[5]	.45	[4,9]	.45	[4,9]	2.08	[4,9]
Class 529-F-1:
12/31/2018	12.89	.32	(.32)	— [11]	(.32)	12.57	.03	102		.44		.44		2.54
12/31/2017	12.72	.27	.16	.43	(.26)	12.89	3.37	88		.45		.45		2.06
12/31/2016	12.59	.25	.12	.37	(.24)	12.72	2.89	77		.46		.46		1.94
12/31/2015	12.81	.25	(.20)	.05	(.27)	12.59	.36	71		.47		.47		1.94
12/31/2014	12.40	.28	.42	.70	(.29)	12.81	5.68	66		.48		.48		2.24
Class R-1:
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	12.57	(.89)	30		1.37		1.37		1.60
12/31/2017	12.72	.15	.16	.31	(.14)	12.89	2.43	34		1.37		1.37		1.14
12/31/2016	12.59	.13	.12	.25	(.12)	12.72	1.97	42		1.37		1.37		1.03
12/31/2015	12.81	.13	(.20)	(.07)	(.15)	12.59	(.53)	47		1.36		1.36		1.05
12/31/2014	12.40	.17	.42	.59	(.18)	12.81	4.75	55		1.36		1.36		1.37
Class R-2:
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	12.57	(.88)	400		1.36		1.36		1.61
12/31/2017	12.72	.15	.16	.31	(.14)	12.89	2.44	456		1.36		1.36		1.15
12/31/2016	12.59	.13	.12	.25	(.12)	12.72	1.98	514		1.35		1.35		1.05
12/31/2015	12.81	.14	(.20)	(.06)	(.16)	12.59	(.51)	545		1.34		1.34		1.07
12/31/2014	12.40	.17	.41	.58	(.17)	12.81	4.73	606		1.39		1.39		1.34
Class R-2E:
12/31/2018	12.89	.24	(.32)	(.08)	(.24)	12.57	(.59)	26		1.07		1.07		1.92
12/31/2017	12.72	.19	.16	.35	(.18)	12.89	2.75	20		1.06		1.06		1.48
12/31/2016	12.59	.17	.12	.29	(.16)	12.72	2.31	9		1.05		1.05		1.36
12/31/2015	12.81	.18	(.19)	(.01)	(.21)	12.59	(.07)	1		.96		.96		1.41
12/31/2014[6,12]	12.82	.07	.01	.08	(.09)	12.81	.63 [4,8]	—	[5]	.25	[4,8]	.25	[4,8]	.52	[4,8]

See end of table for footnotes.

The Bond Fund of America	33

Financial highlights (continued)

		(Loss) income from
		investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
Class R-3:
12/31/2018	$12.89	$.26	$(.32)	$(.06)	$(.26)	$12.57	(.43)%	$582		.91%		.91%		2.06%
12/31/2017	12.72	.21	.16	.37	(.20)	12.89	2.90	622		.91		.91		1.61
12/31/2016	12.59	.19	.12	.31	(.18)	12.72	2.43	651		.91		.91		1.49
12/31/2015	12.81	.19	(.20)	(.01)	(.21)	12.59	(.08)	662		.91		.91		1.50
12/31/2014	12.40	.23	.41	.64	(.23)	12.81	5.21	731		.93		.93		1.80
Class R-4:
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	12.57	(.13)	518		.61		.61		2.37
12/31/2017	12.72	.25	.16	.41	(.24)	12.89	3.22	583		.60		.60		1.91
12/31/2016	12.59	.23	.12	.35	(.22)	12.72	2.75	556		.60		.60		1.80
12/31/2015	12.81	.23	(.20)	.03	(.25)	12.59	.24	512		.59		.59		1.82
12/31/2014	12.40	.27	.41	.68	(.27)	12.81	5.55	480		.61		.61		2.12
Class R-5E:
12/31/2018	12.89	.33	(.32)	.01	(.33)	12.57	.09	8		.40		.40		2.63
12/31/2017	12.72	.27	.16	.43	(.26)	12.89	3.39	—	[5]	.42		.40		2.11
12/31/2016	12.59	.25	.12	.37	(.24)	12.72	2.89	—	[5]	.47		.47		1.91
12/31/2015[6,13]	12.66	.03	(.06)	(.03)	(.04)	12.59	(.24)[8]	—	[5]	.05	[8]	.05	[8]	.22	[8]
Class R-5:
12/31/2018	12.89	.34	(.32)	.02	(.34)	12.57	.17	163		.31		.31		2.67
12/31/2017	12.72	.29	.16	.45	(.28)	12.89	3.52	176		.30		.30		2.21
12/31/2016	12.59	.27	.12	.39	(.26)	12.72	3.05	149		.31		.31		2.13
12/31/2015	12.81	.27	(.20)	.07	(.29)	12.59	.54	206		.30		.30		2.11
12/31/2014	12.40	.31	.41	.72	(.31)	12.81	5.86	207		.31		.31		2.43
Class R-6:
12/31/2018	12.89	.34	(.32)	.02	(.34)	12.57	.22	8,116		.26		.26		2.73
12/31/2017	12.72	.29	.16	.45	(.28)	12.89	3.58	6,351		.25		.25		2.27
12/31/2016	12.59	.27	.12	.39	(.26)	12.72	3.11	3,849		.25		.25		2.15
12/31/2015	12.81	.28	(.20)	.08	(.30)	12.59	.58	2,710		.25		.25		2.16
12/31/2014	12.40	.31	.42	.73	(.32)	12.81	5.92	2,132		.26		.26		2.42

	Year ended December 31
Portfolio turnover rate for all share classes[14]	2018	2017	2016	2015	2014
Excluding mortgage dollar roll transactions	121%	170%	168%	151%	136%
Including mortgage dollar roll transactions	356%	379%	363%	401%	348%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.
[6]	Based on operations for a period that is less than a full year.
[7]	Class T and 529-T shares began investment operations on April 7, 2017.
[8]	Not annualized.
[9]	Annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Amount less than $.01.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements

34	The Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the summary investment portfolio, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

February 12, 2019

We have served as the auditor of one or more American Funds investment companies since 1956.

The Bond Fund of America	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2018, through December 31, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	The Bond Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	7/1/2018	12/31/2018	during period*	expense ratio
Class A – actual return	$1,000.00	$1,015.01	$3.05	.60%
Class A – assumed 5% return	1,000.00	1,022.18	3.06	.60
Class C – actual return	1,000.00	1,010.99	7.05	1.39
Class C – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class T – actual return	1,000.00	1,016.10	1.98	.39
Class T – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class F-1 – actual return	1,000.00	1,014.71	3.35	.66
Class F-1 – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class F-2 – actual return	1,000.00	1,016.33	1.73	.34
Class F-2 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class F-3 – actual return	1,000.00	1,016.70	1.37	.27
Class F-3 – assumed 5% return	1,000.00	1,023.84	1.38	.27
Class 529-A – actual return	1,000.00	1,014.55	3.50	.69
Class 529-A – assumed 5% return	1,000.00	1,021.73	3.52	.69
Class 529-C – actual return	1,000.00	1,010.83	7.20	1.42
Class 529-C – assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class 529-E – actual return	1,000.00	1,013.58	4.47	.88
Class 529-E – assumed 5% return	1,000.00	1,020.77	4.48	.88
Class 529-T – actual return	1,000.00	1,015.79	2.29	.45
Class 529-T – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class 529-F-1 – actual return	1,000.00	1,015.81	2.24	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class R-1 – actual return	1,000.00	1,011.06	7.00	1.38
Class R-1 – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class R-2 – actual return	1,000.00	1,011.07	7.00	1.38
Class R-2 – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class R-2E – actual return	1,000.00	1,012.59	5.48	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.76	5.50	1.08
Class R-3 – actual return	1,000.00	1,013.39	4.67	.92
Class R-3 – assumed 5% return	1,000.00	1,020.57	4.69	.92
Class R-4 – actual return	1,000.00	1,014.95	3.10	.61
Class R-4 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class R-5E – actual return	1,000.00	1,016.02	2.03	.40
Class R-5E – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-5 – actual return	1,000.00	1,016.49	1.58	.31
Class R-5 – assumed 5% return	1,000.00	1,023.64	1.58	.31
Class R-6 – actual return	1,000.00	1,016.77	1.32	.26
Class R-6 – assumed 5% return	1,000.00	1,023.89	1.33	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Bond Fund of America	37

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2018:

Qualified dividend income	$2,624,000
Corporate dividends received deduction	$1,543,000
U.S. government income that may be exempt from state taxation	$330,218,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2019, to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their tax advisors.

38	The Bond Fund of America

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The Bond Fund of America	39

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40	The Bond Fund of America

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The Bond Fund of America	41

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2010	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2006	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	91	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	78	None
Mary Davis Holt, 1950	2015-2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None
R. Clark Hooper, 1946	2005	Private investor	81	None
Merit E. Janow, 1958	2010	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2009	Chair, California Jump$tart Coalition for Personal Financial Literacy; part-time faculty, Pomona College; Professor Emerita, University of Redlands; former Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	78	None
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2010	President, The University of North Carolina; former President, George W. Bush Foundation	82	None
Alexandra Trower, 1964	2019	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	77	None

Leonard R. Fuller and Frank M. Sanchez retired from the board on December 31, 2018. The trustees thank Mr. Fuller and Mr. Sanchez for their dedication and service to the fund.

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	77	None
Karl J. Zeile, 1966	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	19	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 43 for footnotes.

42	The Bond Fund of America

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
John H. Smet, 1956 President	1994	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Executive Vice President	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company[6]
Pramod Atluri, 1976 Senior Vice President	2017	Vice President — Capital Fixed Income Investors, Capital Research and Management Company; Vice President — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
David J. Betanzos, 1974 Senior Vice President	2017	Partner — Capital Fixed Income Investors, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
David S. Lee, 1972 Senior Vice President	2017	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
Fergus N. MacDonald, 1969 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Robert H. Neithart, 1965 Senior Vice President	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[6]
		Chairman of the Board, Capital Strategy Research, Inc.[6]
Steven I. Koszalka, 1964 Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2011	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

The Bond Fund of America	43

Board of trustees and other officers (continued)

Results of special meeting of shareholders

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

3,097,514,456

Total shares voting on November 28, 2018

2,731,441,431 (88.2% of shares outstanding)

The proposal: to elect board members

	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
William H. Baribault	2,668,349,268	97.7%	63,092,163	2.3%
James G. Ellis	2,670,594,983	97.8	60,846,448	2.2
Nariman Farvardin	2,671,277,313	97.8	60,164,118	2.2
Michael C. Gitlin	2,673,124,793	97.9	58,316,638	2.1
Mary Davis Holt	2,675,417,672	97.9	56,023,759	2.1
R. Clark Hooper	2,668,573,333	97.7	62,868,097	2.3
Merit E. Janow	2,671,668,632	97.8	59,772,799	2.2
Laurel B. Mitchell	2,675,562,312	98.0	55,879,119	2.0
Margaret Spellings	2,675,188,578	97.9	56,252,853	2.1
Alexandra Trower	2,677,365,682	98.0	54,075,749	2.0
Karl J. Zeile	2,673,558,121	97.9	57,883,310	2.1

44	The Bond Fund of America

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius, LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete December 31, 2018, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 75% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services	BFA

Registrant:
a) Audit Fees:

2017	$250,000
2018	$31,000

b) Audit-Related Fees:
2017	$9,000
2018	$10,000

c) Tax Fees:
2017	$8,000
2018	$8,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2017	None
2018	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2017	$1,429,000
2018	$2,258,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2017	None
2018	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:

2017	None
2018	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,533,000 for fiscal year 2017 and $2,357,000 for fiscal year 2018. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Bond Fund of America®
Investment portfolio
December 31, 2018
Bonds, notes & other debt instruments 97.91% U.S. Treasury bonds & notes 40.85% U.S. Treasury 36.43%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2019	$395,000	$394,321
U.S. Treasury 1.50% 2019	270,000	269,600
U.S. Treasury 1.50% 2019	202,800	202,642
U.S. Treasury 1.625% 2019	327,200	326,562
U.S. Treasury 1.875% 2019	16,000	15,888
U.S. Treasury 1.375% 2020	681	667
U.S. Treasury 1.50% 2020	59,650	58,793
U.S. Treasury 1.50% 2020	37,610	37,085
U.S. Treasury 1.50% 2020	35,500	35,038
U.S. Treasury 1.625% 2020[1]	237,000	233,658
U.S. Treasury 1.75% 2020	99,480	98,149
U.S. Treasury 2.00% 2020	110,240	109,252
U.S. Treasury 2.25% 2020	72,250	71,960
U.S. Treasury 2.25% 2020	13,000	12,952
U.S. Treasury 2.50% 2020	140,000	139,910
U.S. Treasury 2.625% 2020	18,000	18,026
U.S. Treasury 2.625% 2020	2,357	2,360
U.S. Treasury 2.75% 2020	182,000	182,732
U.S. Treasury 2.875% 2020	43,000	43,275
U.S. Treasury 1.125% 2021	500	483
U.S. Treasury 1.125% 2021	—[2]	—[2]
U.S. Treasury 1.75% 2021	25,177	24,679
U.S. Treasury 2.00% 2021	3,000	2,964
U.S. Treasury 2.00% 2021	1,000	988
U.S. Treasury 2.125% 2021	93,000	92,131
U.S. Treasury 2.125% 2021	21,100	20,912
U.S. Treasury 2.25% 2021	31,000	30,847
U.S. Treasury 2.25% 2021	4,000	3,982
U.S. Treasury 2.375% 2021	11,000	10,979
U.S. Treasury 1.625% 2022	91,000	88,322
U.S. Treasury 1.75% 2022	60,000	58,717
U.S. Treasury 1.75% 2022	23,000	22,457
U.S. Treasury 1.875% 2022	556,500	546,099
U.S. Treasury 1.875% 2022	404,200	395,639
U.S. Treasury 1.875% 2022	130,000	127,377
U.S. Treasury 1.875% 2022	70,000	68,727
U.S. Treasury 2.00% 2022	399,550	392,654
U.S. Treasury 2.00% 2022	220,460	216,571
U.S. Treasury 2.125% 2022	606,080	597,855
U.S. Treasury 2.125% 2022	85,340	84,371
U.S. Treasury 1.375% 2023	100,000	95,234
U.S. Treasury 1.375% 2023	13,000	12,345
U.S. Treasury 1.50% 2023[1]	417,860	401,538
U.S. Treasury 1.50% 2023	44,500	42,732
U.S. Treasury 1.625% 2023	111,915	107,844
U.S. Treasury 1.625% 2023	65,000	62,694
The Bond Fund of America — Page 1 of 43

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2023	$47,600	$46,139
U.S. Treasury 2.125% 2023	81,263	79,815
U.S. Treasury 2.50% 2023	209,735	209,735
U.S. Treasury 2.50% 2023	102,100	102,132
U.S. Treasury 2.625% 2023	487,139	489,765
U.S. Treasury 2.625% 2023	438,800	441,130
U.S. Treasury 2.625% 2023	20,000	20,109
U.S. Treasury 2.75% 2023	270,000	273,016
U.S. Treasury 2.75% 2023	30,000	30,326
U.S. Treasury 2.75% 2023	22,000	22,231
U.S. Treasury 2.875% 2023	251,700	255,918
U.S. Treasury 2.875% 2023	182,729	185,727
U.S. Treasury 2.875% 2023	179,400	182,561
U.S. Treasury 2.00% 2024	308,586	300,316
U.S. Treasury 2.00% 2024	180,000	175,079
U.S. Treasury 2.00% 2024	70,000	68,171
U.S. Treasury 2.125% 2024	678,850	663,549
U.S. Treasury 2.125% 2024	18,000	17,575
U.S. Treasury 2.25% 2024	172,750	169,834
U.S. Treasury 2.25% 2024	55,825	55,116
U.S. Treasury 2.25% 2024	33,000	32,429
U.S. Treasury 2.50% 2024	134,000	133,791
U.S. Treasury 2.00% 2025	20,000	19,352
U.S. Treasury 2.125% 2025	61,750	60,105
U.S. Treasury 2.50% 2025	14,000	13,949
U.S. Treasury 2.625% 2025	359,694	360,593
U.S. Treasury 2.625% 2025	146,324	146,781
U.S. Treasury 2.75% 2025[1]	992,493	1,002,726
U.S. Treasury 2.75% 2025	45,000	45,450
U.S. Treasury 2.75% 2025	31,813	32,138
U.S. Treasury 2.875% 2025	380,441	387,099
U.S. Treasury 2.875% 2025	287,175	292,166
U.S. Treasury 3.00% 2025	30,000	30,779
U.S. Treasury 2.00% 2026	41,600	39,715
U.S. Treasury 2.25% 2027	232,486	224,793
U.S. Treasury 2.25% 2027	68,000	65,848
U.S. Treasury 2.25% 2027	31,000	30,109
U.S. Treasury 2.375% 2027	85,000	83,274
U.S. Treasury 2.75% 2028	77,398	77,870
U.S. Treasury 2.875% 2028	64,860	65,929
U.S. Treasury 2.875% 2028	61,335	62,327
U.S. Treasury 3.125% 2028	380,887	395,547
U.S. Treasury 2.875% 2043[1]	3,750	3,667
U.S. Treasury 3.00% 2045	14,850	14,836
U.S. Treasury 2.50% 2046[1]	180,555	163,211
U.S. Treasury 2.50% 2046[1]	20,000	18,060
U.S. Treasury 2.875% 2046	19,354	18,845
U.S. Treasury 2.75% 2047	52,500	49,795
U.S. Treasury 3.00% 2047	92,916	92,653
U.S. Treasury 3.00% 2047	13,950	13,929
U.S. Treasury 3.00% 2048[1]	219,081	218,382
U.S. Treasury 3.00% 2048[1]	191,901	191,166
The Bond Fund of America — Page 2 of 43

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.125% 2048[1]	$173,415	$176,957
U.S. Treasury 3.375% 2048	194,948	208,746
		14,323,272
U.S. Treasury inflation-protected securities 4.42%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	71,839	69,716
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	635,251	625,340
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	24,235	23,208
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	8,301	8,089
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	89,923	85,436
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	27,704	26,332
U.S. Treasury Inflation-Protected Security 0.75% 2028[3]	295,165	289,095
U.S. Treasury Inflation-Protected Security 1.75% 2028[3]	5,070	5,387
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	14,226	16,830
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,3]	191,644	174,237
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	67,531	59,327
U.S. Treasury Inflation-Protected Security 1.00% 2046[3]	13,340	12,670
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,3]	247,355	227,427
U.S. Treasury Inflation-Protected Security 1.00% 2048[3]	150,019	114,594
		1,737,688
Total U.S. Treasury bonds & notes		16,060,960
Corporate bonds & notes 30.61% Financials 8.88%
ACE INA Holdings Inc. 2.30% 2020	13,345	13,158
ACE INA Holdings Inc. 2.875% 2022	1,585	1,572
ACE INA Holdings Inc. 3.35% 2026	1,885	1,847
ACE INA Holdings Inc. 4.35% 2045	1,465	1,514
Ally Financial Inc. 5.125% 2024	2,500	2,488
Ally Financial Inc. 8.00% 2031	29,295	32,664
Ally Financial Inc. 8.00% 2031	15,410	17,144
American Express Co. 3.00% 2024	20,000	19,199
American International Group, Inc. 3.90% 2026	2,625	2,533
American International Group, Inc. 4.20% 2028	4,670	4,517
American International Group, Inc. 4.80% 2045	1,150	1,078
American International Group, Inc. 4.75% 2048	21,050	19,362
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	14,623
AXA Equitable Holdings, Inc. 3.90% 2023[4]	9,925	9,811
AXA SA 5.00% 2048[4]	20,435	17,996
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[4,5]	1,850	1,771
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[5]	21,000	20,687
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[5]	55,535	53,742
Bank of America Corp. 2.881% 2023[5]	14,315	13,929
Bank of America Corp. 3.124% 2023 (3-month USD-LIBOR + 1.16% on 1/20/2022)[5]	62,500	61,472
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[5]	108,225	106,972
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR +0.94% on 7/23/2023)[5]	9,723	9,705
Bank of America Corp. 3.366% 2026 (3-month USD-LIBOR + 0.81% on 1/23/2025)[5]	17,500	16,752
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)[5]	8,050	7,838
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[5]	20,905	20,844
Bank of Nova Scotia 2.50% 2021	17,500	17,285
Barclays Bank PLC 3.65% 2025	2,000	1,849
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[5]	13,000	12,565
The Bond Fund of America — Page 3 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Barclays Bank PLC 4.95% 2047	$18,750	$16,649
BB&T Corp. 2.45% 2020	13,700	13,607
BBVA Bancomer SA 6.50% 2021[4]	1,000	1,040
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	21,437
Berkshire Hathaway Inc. 3.125% 2026	4,100	3,980
Berkshire Hathaway Inc. 4.50% 2043	1,500	1,564
BNP Paribas 3.50% 2023[4]	65,600	63,657
BNP Paribas 3.375% 2025[4]	21,000	19,797
Capital One Financial Corp. 1.85% 2019	7,500	7,419
Capital One Financial Corp. 2.40% 2020	18,900	18,508
Capital One Financial Corp. 2.50% 2020	64,900	64,072
Capital One Financial Corp. 3.45% 2021	7,500	7,489
Capital One Financial Corp. 4.25% 2025	32,500	32,317
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.436% 2019[4,6,7,8,9]	1,673	1,673
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.436% 2019[4,6,7,8,9]	755	755
Citigroup Inc. 2.35% 2021	16,500	16,038
Citigroup Inc. 2.70% 2021	13,500	13,298
Citigroup Inc. 2.90% 2021	18,181	17,899
Citigroup Inc. 2.75% 2022	33,300	32,311
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[5]	51,431	49,798
Citigroup Inc. 3.142% 2023 (3-month USD-LIBOR + 0.722% on 1/4/2022)[5]	11,400	11,205
Citigroup Inc. 3.875% 2023	10,619	10,661
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[5]	27,981	28,116
Citigroup Inc. 3.52% 2028 (3-month USD-LIBOR + 1.151% on 10/27/2027)[5]	8,044	7,520
Citigroup Inc. 3.668% 2028[5]	7,502	7,099
Citigroup Inc. 4.075% 2029 (3-month USD-LIBOR + 1.192% on 4/23/2028)[5]	23,090	22,560
Citigroup Inc. 4.65% 2048	1,375	1,351
CME Group Inc. 4.15% 2048	3,525	3,585
CNA Financial Corp. 3.95% 2024	6,705	6,650
Cooperatieve Rabobank UA 2.75% 2023	17,000	16,456
Crédit Agricole SA 3.375% 2022[4]	10,250	10,089
Crédit Agricole SA 3.75% 2023[4]	28,640	28,051
Crédit Agricole SA 4.375% 2025[4]	6,030	5,846
Credit Suisse Group AG 3.45% 2021	11,250	11,215
Credit Suisse Group AG 3.80% 2022	15,903	15,800
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	30,250	28,810
Credit Suisse Group AG 3.80% 2023	18,775	18,441
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[4,5]	11,500	11,481
Credit Suisse Group AG 3.75% 2025	7,600	7,281
Credit Suisse Group AG 4.55% 2026	11,000	10,913
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,5]	19,685	18,358
Danske Bank AS 2.00% 2021[4]	13,010	12,315
Danske Bank AS 2.70% 2022[4]	13,475	12,916
Danske Bank AS 3.875% 2023[4]	31,840	30,682
Deutsche Bank AG 2.50% 2019	12,900	12,876
Deutsche Bank AG 2.85% 2019	28,500	28,331
Deutsche Bank AG 2.70% 2020	13,000	12,647
Deutsche Bank AG 3.15% 2021	25,825	24,970
Deutsche Bank AG 4.25% 2021	25,000	24,645
Deutsche Bank AG 3.95% 2023	11,500	10,867
Discover Financial Services 10.25% 2019	3,650	3,774
Discover Financial Services 3.35% 2023	28,175	27,449
Discover Financial Services 4.65% 2028	26,750	26,125
DNB ASA 2.375% 2021[4]	22,700	22,163
The Bond Fund of America — Page 4 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 3.81% 2024	$15,000	$13,858
FS Energy and Power Fund 7.50% 2023[4]	7,755	7,387
General Motors Financial Co. 4.20% 2021	5,922	5,923
General Motors Financial Co. 3.45% 2022	14,955	14,473
General Motors Financial Co. 4.15% 2023	14,010	13,664
General Motors Financial Co. 4.00% 2026	2,000	1,799
Goldman Sachs Group, Inc. 2.60% 2020	7,035	6,968
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	126,477	120,556
Goldman Sachs Group, Inc. 3.20% 2023	34,500	33,494
Goldman Sachs Group, Inc. 3.786% 2026[9]	5,975	5,740
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[5]	19,250	18,004
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[5]	22,244	21,461
Groupe BPCE SA 2.75% 2023[4]	8,600	8,254
Groupe BPCE SA 5.70% 2023[4]	30,476	31,613
Groupe BPCE SA 5.15% 2024[4]	25,098	25,230
Groupe BPCE SA 4.50% 2025[4]	7,795	7,557
HSBC Holdings PLC 4.125% 2020[4]	9,453	9,565
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[5]	15,000	14,686
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[5]	16,650	16,569
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[5]	45,760	45,438
HSBK (Europe) BV 7.25% 2021[4]	3,710	3,880
Intesa Sanpaolo SpA 3.875% 2019	8,485	8,484
Intesa Sanpaolo SpA 3.125% 2022[4]	26,025	24,082
Intesa Sanpaolo SpA 3.375% 2023[4]	19,375	17,964
Intesa Sanpaolo SpA 5.017% 2024[4]	132,245	119,802
Intesa Sanpaolo SpA 5.71% 2026[4]	23,775	21,834
Intesa Sanpaolo SpA 3.875% 2028[4]	21,000	17,978
Jefferies Financial Group Inc. 5.50% 2023	4,695	4,788
JPMorgan Chase & Co. 2.25% 2020	14,000	13,861
JPMorgan Chase & Co. 2.55% 2020	14,230	14,073
JPMorgan Chase & Co. 2.40% 2021	17,500	17,122
JPMorgan Chase & Co. 2.55% 2021	26,400	26,035
JPMorgan Chase & Co. 2.70% 2023	23,475	22,561
JPMorgan Chase & Co. 2.776% 2023 (3-month USD-LIBOR + 0.935% on 4/25/2022)[5]	16,700	16,200
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[5]	14,450	14,348
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[5]	41,925	42,024
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[5]	41,831	42,213
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[5]	37,324	37,277
JPMorgan Chase & Co. 4.452% 2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)[5]	49,103	50,036
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[5]	47,150	44,623
Lloyds Banking Group PLC 4.05% 2023	20,000	19,778
Lloyds Banking Group PLC 4.45% 2025	15,000	14,921
Lloyds Banking Group PLC 4.582% 2025	5,143	4,878
Lloyds Banking Group PLC 4.375% 2028	2,560	2,435
MetLife Capital Trust IV 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,5]	100	114
Metlife, Inc. 3.60% 2025	100	99
MetLife, Inc. 4.60% 2046	800	801
Metropolitan Life Global Funding I 2.30% 2019[4]	1,345	1,343
Metropolitan Life Global Funding I 2.00% 2020[4]	9,185	9,055
Metropolitan Life Global Funding I 2.05% 2020[4]	3,250	3,198
Metropolitan Life Global Funding I 2.50% 2020[4]	7,500	7,411
Metropolitan Life Global Funding I 2.40% 2021[4]	19,975	19,673
Metropolitan Life Global Funding I 3.45% 2021[4]	1,500	1,507
Metropolitan Life Global Funding I 3.45% 2026[4]	2,315	2,271
The Bond Fund of America — Page 5 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 3.00% 2027[4]	$2,500	$2,357
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	13,500	13,037
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	15,556
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	9,691
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	16,973
Morgan Stanley 2.50% 2021	21,361	20,938
Morgan Stanley 2.75% 2022	23,441	22,815
Morgan Stanley 3.125% 2023	126,246	123,354
Morgan Stanley 3.70% 2024	2,925	2,878
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	55,751	55,380
Morgan Stanley 3.125% 2026	4,503	4,160
Morgan Stanley 3.625% 2027	6,648	6,328
Morgan Stanley 3.591% 2028[9]	6,664	6,305
Morgan Stanley 3.772% 2029 (3-month USD-LIBOR + 1.14% on 1/24/2028)[5]	7,310	7,006
Morgan Stanley 4.457% 2039 (3-month USD-LIBOR + 1.431% on 4/22/2038)[5]	4,675	4,540
Morgan Stanley, Series F, 3.875% 2024	7,150	7,120
National Australia Bank Ltd. 2.50% 2022	15,500	15,050
National Australia Bank Ltd. 2.875% 2023	13,200	12,801
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[4,5]	5,000	4,816
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[4,5]	37,150	36,432
New York Life Global Funding 1.50% 2019[4]	835	826
New York Life Global Funding 1.95% 2020[4]	3,625	3,554
New York Life Global Funding 1.95% 2020[4]	2,190	2,165
New York Life Global Funding 1.70% 2021[4]	30,000	28,921
New York Life Global Funding 2.00% 2021[4]	700	682
New York Life Global Funding 3.00% 2028[4]	2,500	2,395
Nuveen, LLC 4.00% 2028[4]	12,105	12,496
PNC Bank 3.50% 2023	17,840	17,885
PRICOA Global Funding I 2.45% 2022[4]	3,090	2,988
PRICOA Global Funding I 3.45% 2023[4]	10,525	10,540
Principal Financial Group, Inc. 4.111% 2028[4]	3,500	3,446
Progressive Corp. 4.00% 2029	3,000	3,092
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[5]	1,950	1,912
Prudential Financial, Inc. 3.905% 2047	850	762
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[5]	3,500	3,264
Rabobank Nederland 2.50% 2021	8,500	8,362
Rabobank Nederland 4.375% 2025	5,945	5,850
Royal Bank of Scotland PLC 4.650% 2024[5]	14,130	13,878
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[5]	18,000	17,401
Santander Holdings USA, Inc. 3.70% 2022	35,200	34,594
Santander Holdings USA, Inc. 3.40% 2023	17,000	16,351
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	12,982
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,082
Standard Chartered PLC 3.885% 2024 (3-month USD-LIBOR + 1.08% on 3/15/2023)[4,5]	19,500	18,893
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	28,403
Svenska Handelsbanken AB 1.875% 2021	8,920	8,598
Synchrony Bank 3.65% 2021	13,225	12,947
Travelers Companies, Inc. 4.00% 2047	2,250	2,168
Travelers Companies, Inc. 4.05% 2048	2,000	1,946
UBS Group AG 2.95% 2020[4]	9,296	9,198
UBS Group AG 2.859% 2023 (3-month USD-LIBOR + 0.954% on 8/15/2022)[4,5]	7,500	7,217
UBS Group AG 4.125% 2025[4]	8,200	8,155
UniCredit SpA 3.75% 2022[4]	17,555	16,913
UniCredit SpA 4.625% 2027[4]	27,650	25,356
The Bond Fund of America — Page 6 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UniCredit SpA 5.861% 2032[4,5]	$23,170	$20,415
Unum Group 5.625% 2020	345	357
Unum Group 3.00% 2021	2,085	2,062
US Bancorp 2.85% 2023	21,000	20,652
US Bancorp 3.40% 2023	47,375	47,421
VEB Finance Ltd. 6.902% 2020[4]	9,100	9,319
VEB Finance Ltd. 6.80% 2025[4]	500	512
Wells Fargo & Co. 2.55% 2020	5,655	5,576
Wells Fargo & Co. 2.10% 2021	41,300	40,024
Wells Fargo & Co. 2.50% 2021	13,500	13,287
Wells Fargo & Co. 2.625% 2022	34,000	32,800
Wells Fargo & Co. 3.069% 2023	15,000	14,618
Wells Fargo & Co. 3.55% 2023	23,250	23,179
Wells Fargo & Co. 3.00% 2026	5,819	5,430
		3,490,792
Health care 5.53%
Abbott Laboratories 2.80% 2020	9,405	9,352
Abbott Laboratories 2.90% 2021	92,166	91,313
Abbott Laboratories 3.40% 2023	6,785	6,771
Abbott Laboratories 3.75% 2026	1,023	1,013
Abbott Laboratories 4.75% 2036	200	209
Abbott Laboratories 4.90% 2046	1,465	1,546
AbbVie Inc. 2.50% 2020	12,435	12,319
AbbVie Inc. 2.30% 2021	14,335	14,007
AbbVie Inc. 2.90% 2022	8,110	7,898
AbbVie Inc. 3.20% 2022	3,040	2,997
AbbVie Inc. 2.85% 2023	12,165	11,733
AbbVie Inc. 3.75% 2023	13,850	13,794
AbbVie Inc. 4.45% 2046	23,963	21,067
AbbVie Inc. 4.875% 2048	9,350	8,768
Allergan PLC 3.00% 2020	31,830	31,712
Allergan PLC 3.45% 2022	40,040	39,455
Allergan PLC 3.80% 2025	3,803	3,719
Allergan PLC 4.75% 2045	5,024	4,793
Allergan, Inc. 5.00% 2021[4]	3,984	4,102
Amgen Inc. 1.85% 2021	7,340	7,082
Anthem, Inc. 2.95% 2022	22,000	21,474
Anthem, Inc. 3.65% 2027	8,191	7,845
Anthem, Inc. 4.101% 2028	15,000	14,739
AstraZeneca PLC 2.375% 2022	12,605	12,101
AstraZeneca PLC 3.50% 2023	14,500	14,438
AstraZeneca PLC 3.375% 2025	15,500	15,002
AstraZeneca PLC 4.00% 2029	2,562	2,529
Baxalta Inc. 4.00% 2025	622	609
Bayer US Finance II LLC 3.875% 2023[4]	49,500	48,653
Bayer US Finance II LLC 4.25% 2025[4]	49,128	47,908
Bayer US Finance II LLC 4.375% 2028[4]	81,451	77,968
Bayer US Finance II LLC 4.875% 2048[4]	1,876	1,695
Becton, Dickinson and Co. 2.675% 2019	5,079	5,032
Becton, Dickinson and Co. 2.404% 2020	19,675	19,382
Becton, Dickinson and Co. 2.894% 2022	35,760	34,660
Becton, Dickinson and Co. 3.363% 2024	35,795	34,420
Becton, Dickinson and Co. 3.70% 2027	8,215	7,780
The Bond Fund of America — Page 7 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Boston Scientific Corp. 2.85% 2020	$10,015	$9,952
Boston Scientific Corp. 3.375% 2022	5,000	4,972
Cardinal Health, Inc. 4.368% 2047	3,049	2,610
Celgene Corp. 3.25% 2023	12,336	12,056
Centene Corp. 5.375% 2026[4]	10,415	10,155
Cigna Corp. 3.40% 2021[4]	14,980	14,955
Cigna Corp. 3.75% 2023[4]	28,250	28,183
Cigna Corp. 4.125% 2025[4]	10,965	10,971
Cigna Corp. 4.375% 2028[4]	41,085	41,419
Cigna Corp. 4.80% 2038[4]	4,055	4,034
Cigna Corp. 4.90% 2048[4]	21,380	21,028
Concordia International Corp. 8.00% 2024	1,308	1,236
CVS Health Corp. 2.125% 2021	1,500	1,452
CVS Health Corp. 3.35% 2021	26,310	26,236
CVS Health Corp. 4.10% 2025	56,886	56,463
CVS Health Corp. 4.30% 2028	91,219	89,489
CVS Health Corp. 4.78% 2038	1,475	1,419
CVS Health Corp. 5.05% 2048	44,506	43,508
EMD Finance LLC 2.40% 2020[4]	17,985	17,805
EMD Finance LLC 2.95% 2022[4]	9,600	9,465
EMD Finance LLC 3.25% 2025[4]	35,000	33,629
Endo International PLC 5.875% 2024[4]	625	594
Envision Healthcare Corp. 8.75% 2026[4]	6,700	5,812
GlaxoSmithKline PLC 3.375% 2023	41,545	41,726
GlaxoSmithKline PLC 3.625% 2025	14,585	14,697
Humana Inc. 2.50% 2020	15,000	14,778
Johnson & Johnson 2.625% 2025	10,000	9,640
Johnson & Johnson 2.45% 2026	6,460	6,075
Johnson & Johnson 2.90% 2028	14,272	13,703
Kinetic Concepts, Inc. 12.50% 2021[4]	5,955	6,402
Laboratory Corp. of America Holdings 3.60% 2027	3,500	3,341
Laboratory Corp. of America Holdings 4.70% 2045	1,310	1,226
Medtronic, Inc. 3.50% 2025	2,000	1,995
Merck & Co., Inc. 2.75% 2025	1,500	1,453
Molina Healthcare, Inc. 4.875% 2025[4]	10,115	9,268
Mylan Laboratories Inc. 2.50% 2019	7,769	7,733
Mylan Laboratories Inc. 3.15% 2021	14,800	14,501
Pfizer Inc. 3.20% 2023	27,500	27,624
Pfizer Inc. 3.60% 2028	3,772	3,793
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.34% 2023 (100% PIK)[6,7,8,9,10,11]	8,939	8,132
Shire PLC 1.90% 2019	38,020	37,494
Shire PLC 2.40% 2021	63,925	61,852
Shire PLC 2.875% 2023	73,619	69,664
Shire PLC 3.20% 2026	47,776	43,329
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[4]	27,328	27,655
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[4]	83,426	85,421
Teva Pharmaceutical Finance Co. BV 2.20% 2021	2,000	1,839
Teva Pharmaceutical Finance Co. BV 2.80% 2023	226,198	195,002
Teva Pharmaceutical Finance Co. BV 6.00% 2024	82,816	79,971
Teva Pharmaceutical Finance Co. BV 3.15% 2026	85,825	65,644
Teva Pharmaceutical Finance Co. BV 6.75% 2028	43,359	42,105
Teva Pharmaceutical Finance Co. BV 4.10% 2046	116,997	77,693
UnitedHealth Group Inc. 3.35% 2022	200	201
The Bond Fund of America — Page 8 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 3.50% 2024	$13,200	$13,293
UnitedHealth Group Inc. 3.70% 2025	15,430	15,606
UnitedHealth Group Inc. 3.75% 2025	5,880	5,960
UnitedHealth Group Inc. 3.875% 2028	21,670	21,992
Valeant Pharmaceuticals International, Inc. 9.25% 2026[4]	9,160	9,183
Valeant Pharmaceuticals International, Inc. 8.50% 2027[4]	3,045	2,961
WellCare Health Plans, Inc. 5.375% 2026[4]	3,175	3,072
WellPoint, Inc. 2.25% 2019	5,000	4,974
Zimmer Holdings, Inc. 3.15% 2022	14,276	13,968
		2,172,294
Energy 3.39%
Anadarko Petroleum Corp. 4.85% 2021	16,000	16,390
Anadarko Petroleum Corp. 5.55% 2026	6,320	6,632
Anadarko Petroleum Corp. 6.60% 2046	16,910	18,755
Andeavor Logistics LP 3.50% 2022	8,500	8,234
Baker Hughes, a GE Co. 3.337% 2027	12,125	11,175
Baker Hughes, a GE Co. 4.08% 2047	13,040	10,786
Boardwalk Pipeline Partners, LP 3.375% 2023	100	97
BP Capital Markets PLC 3.79% 2024	27,500	27,814
BP Capital Markets PLC 4.234% 2028	10,400	10,718
Canadian Natural Resources Ltd. 3.45% 2021	1,600	1,589
Canadian Natural Resources Ltd. 2.95% 2023	11,020	10,543
Canadian Natural Resources Ltd. 3.80% 2024	670	661
Canadian Natural Resources Ltd. 3.85% 2027	33,770	31,930
Canadian Natural Resources Ltd. 4.95% 2047	4,460	4,300
Cenovus Energy Inc. 3.00% 2022	7,470	7,097
Cenovus Energy Inc. 3.80% 2023	3,940	3,805
Cenovus Energy Inc. 4.25% 2027	20,775	18,965
Cenovus Energy Inc. 5.25% 2037	2,189	1,936
Cenovus Energy Inc. 5.40% 2047	56,793	49,248
Chevron Corp. 2.10% 2021	17,000	16,677
Chevron Corp. 2.498% 2022	9,675	9,492
Columbia Pipeline Partners LP 5.80% 2045	2,635	2,839
Concho Resources Inc. 4.30% 2028	33,925	33,270
Concho Resources Inc. 4.85% 2048	14,175	13,634
DCP Midstream Operating LP 4.95% 2022	1,495	1,484
Devon Energy Corp. 5.00% 2045	5,300	4,716
Diamond Offshore Drilling, Inc. 4.875% 2043	14,330	8,096
Enbridge Energy Partners, LP 9.875% 2019	17,255	17,433
Enbridge Energy Partners, LP 4.375% 2020	8,875	8,981
Enbridge Energy Partners, LP 5.20% 2020	2,100	2,145
Enbridge Energy Partners, LP 4.20% 2021	800	811
Enbridge Energy Partners, LP 5.875% 2025	31,435	34,119
Enbridge Energy Partners, LP 7.375% 2045	46,701	58,098
Enbridge Inc. 4.00% 2023	30,600	30,782
Enbridge Inc. 3.70% 2027	12,873	12,221
Energy Transfer Partners, LP 4.15% 2020	3,000	3,019
Energy Transfer Partners, LP 4.20% 2023	5,725	5,648
Energy Transfer Partners, LP 5.875% 2024	1,375	1,407
Energy Transfer Partners, LP 4.00% 2027	8,790	8,079
Energy Transfer Partners, LP 4.95% 2028	7,500	7,367
Energy Transfer Partners, LP 6.125% 2045	26,280	25,814
Energy Transfer Partners, LP 5.30% 2047	32,111	28,433
The Bond Fund of America — Page 9 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 5.40% 2047	$55,201	$49,683
Energy Transfer Partners, LP 6.00% 2048	22,276	21,792
Energy Transfer Partners, LP 6.25% (undated) (3-month USD-LIBOR + 4.028% on 2/15/2023)[5]	300	252
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)[5]	22,000	18,191
EnLink Midstream Partners, LP 2.70% 2019	9,060	9,004
EnLink Midstream Partners, LP 4.85% 2026	2,045	1,848
EnLink Midstream Partners, LP 5.45% 2047	7,825	6,363
EQT Corp. 2.50% 2020	14,660	14,338
EQT Corp. 3.00% 2022	9,135	8,669
EQT Corp. 3.90% 2027	14,000	12,098
Equinor ASA 3.625% 2028	9,925	9,926
Exxon Mobil Corp. 2.222% 2021	13,500	13,309
Exxon Mobil Corp. 4.114% 2046	2,785	2,844
Gazprom OJSC 6.51% 2022[4]	8,350	8,741
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,284
Kinder Morgan Energy Partners, LP 6.85% 2020	13,840	14,334
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,631
Kinder Morgan Energy Partners, LP 6.55% 2040	750	813
Kinder Morgan Energy Partners, LP 5.40% 2044	200	192
Kinder Morgan, Inc. 3.15% 2023	1,280	1,243
Kinder Morgan, Inc. 4.30% 2028	29,000	28,524
Kinder Morgan, Inc. 5.30% 2034	5,825	5,734
Kinder Morgan, Inc. 5.55% 2045	2,830	2,816
Kinder Morgan, Inc. 5.05% 2046	14,631	13,428
Kinder Morgan, Inc. 5.20% 2048	6,975	6,700
Marathon Oil Corp. 4.40% 2027	12,930	12,314
MPLX LP 4.00% 2028	200	188
Neptune Energy Group Holdings Ltd. 6.625% 2025[4]	6,445	6,010
Noble Energy, Inc. 4.95% 2047	10,970	9,537
Odebrecht Drilling Norbe 6.72% 2022[4,8]	1,918	1,791
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[4,8,11]	7,134	1,908
Odebrecht Drilling Norbe 0% 2049[4]	1,072	19
Petrobras Global Finance Co. 6.125% 2022	1,429	1,470
Petrobras Global Finance Co. 4.375% 2023	3,670	3,508
Petrobras Global Finance Co. 6.25% 2024	410	417
Petrobras Global Finance Co. 8.75% 2026	18,000	20,223
Petrobras Global Finance Co. 7.375% 2027	4,380	4,509
Petrobras Global Finance Co. 5.999% 2028	2,706	2,554
Petrobras Global Finance Co. 5.75% 2029	16,640	15,434
Petrobras Global Finance Co. 7.25% 2044	1,375	1,359
Petróleos Mexicanos 5.50% 2021	5,010	4,999
Petróleos Mexicanos 6.375% 2021	870	882
Petróleos Mexicanos 5.375% 2022	10,000	9,845
Petróleos Mexicanos 4.625% 2023	16,221	15,264
Petróleos Mexicanos 6.875% 2026	3,755	3,659
Petróleos Mexicanos 6.50% 2027	400	377
Petróleos Mexicanos 5.35% 2028	46,370	40,574
Petróleos Mexicanos 6.50% 2029	6,435	6,012
Petróleos Mexicanos 6.75% 2047	10,123	8,396
Petróleos Mexicanos 6.35% 2048	44,100	35,347
Phillips 66 3.90% 2028	10,860	10,517
Plains All American Pipeline, LP 4.50% 2026	4,750	4,585
QEP Resources, Inc. 5.625% 2026	1,625	1,355
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[4,8,11,12]	2,793	1,159
The Bond Fund of America — Page 10 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	$925	$953
Sabine Pass Liquefaction, LLC 6.25% 2022	4,700	4,945
Sabine Pass Liquefaction, LLC 5.625% 2023[5]	14,000	14,763
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	13,745
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	21,859
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	35,802
Schlumberger BV 4.00% 2025[4]	24,980	24,705
Shell International Finance BV 3.50% 2023	21,268	21,518
Shell International Finance BV 3.875% 2028	17,470	17,986
Teekay Corp. 8.50% 2020	7,010	6,721
Tesoro Logistics LP 5.50% 2019	1,115	1,125
Total Capital International 3.70% 2024	6,550	6,684
Total Capital SA 3.883% 2028	15,825	16,293
TransCanada PipeLines Ltd. 4.25% 2028	33,370	33,131
TransCanada PipeLines Ltd. 4.875% 2048	12,500	12,240
TransCanada PipeLines Ltd. 5.10% 2049	10,000	9,980
Transocean Inc. 5.80% 2022[5]	5,135	4,544
Transportadora de Gas Peru SA 4.25% 2028[4,8]	2,535	2,453
Western Gas Partners LP 4.65% 2026	2,060	1,996
Western Gas Partners LP 4.50% 2028	5,000	4,685
Western Gas Partners LP 5.30% 2048	4,000	3,468
Williams Companies, Inc. 3.70% 2023	1,680	1,641
Williams Partners LP 5.25% 2020	100	102
Williams Partners LP 4.50% 2023	3,200	3,220
Williams Partners LP 4.30% 2024	2,765	2,758
Woodside Finance Ltd. 4.60% 2021[4]	9,565	9,683
YPF SA 8.50% 2025[4]	3,300	2,974
		1,334,183
Utilities 3.04%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	1,055	1,113
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	2,110	2,072
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[4]	50,350	50,057
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[4]	5,725	5,750
Alliant Energy Finance LLC 3.75% 2023[4]	3,804	3,831
Alliant Energy Finance LLC 4.25% 2028[4]	3,804	3,786
American Electric Power Co., Inc. 3.20% 2027	2,119	2,015
American Electric Power Co., Inc. 4.30% 2028	20,000	20,375
Atlantic City Electric Co. 4.00% 2028	6,780	6,986
Berkshire Hathaway Energy Co. 2.80% 2023	8,650	8,462
Berkshire Hathaway Energy Co. 4.50% 2045	200	200
Cemig Geração e Transmissão SA 9.25% 2024[4]	1,385	1,479
Cemig Geração e Transmissão SA 9.25% 2024	700	748
CenterPoint Energy, Inc. 3.85% 2024	37,285	37,506
CenterPoint Energy, Inc. 4.25% 2028	2,285	2,321
CMS Energy Corp. 3.00% 2026	12,336	11,624
CMS Energy Corp. 2.95% 2027	404	376
CMS Energy Corp. 3.45% 2027	310	299
Colbun SA 4.50% 2024	7,500	7,439
Colbun SA 4.50% 2024[4]	1,200	1,190
Colbun SA 3.95% 2027[4]	5,225	4,830
Comision Federal de Electricidad 4.875% 2024[4]	2,500	2,447
Comision Federal de Electricidad 4.75% 2027[4]	370	350
Consumers Energy Co. 4.35% 2049	1,077	1,123
The Bond Fund of America — Page 11 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Dominion Resources, Inc. 1.60% 2019	$4,350	$4,302
Dominion Resources, Inc. 2.962% 2019[5]	2,000	1,993
Dominion Resources, Inc. 2.579% 2020[5]	28,800	28,355
DTE Energy Co. 3.70% 2023	20,897	20,771
Duke Energy Florida, LLC 3.80% 2028	5,591	5,646
Duke Energy Progress, LLC 3.375% 2023	1,012	1,017
Duke Energy Progress, LLC 3.70% 2028	2,650	2,682
Edison International 2.40% 2022	1,200	1,132
EDP Finance BV 4.125% 2020[4]	22,061	22,146
EDP Finance BV 5.25% 2021[4]	3,500	3,574
EDP Finance BV 3.625% 2024[4]	44,025	41,302
Electricité de France SA 4.50% 2028[4]	762	740
Electricité de France SA 4.95% 2045[4]	711	645
Electricité de France SA 5.00% 2048[4]	18,706	16,633
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3M LIBOR) 10Y + 3.709% on 1/29/2023)[4,5]	4,750	4,507
Electricité de France SA 6.00% 2114	£300	489
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	$14,254	14,353
Emera US Finance LP 2.15% 2019	7,135	7,077
Emera US Finance LP 2.70% 2021	3,950	3,850
Emera US Finance LP 3.55% 2026	4,945	4,699
Emera US Finance LP 4.75% 2046	15,500	14,979
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,478
Enel Chile SA 4.875% 2028	2,500	2,500
Enel Finance International SA 2.875% 2022[4]	7,050	6,647
Enel Finance International SA 2.75% 2023[4]	28,450	26,271
Enel Finance International SA 4.625% 2025[4]	29,000	27,877
Enel Finance International SA 3.625% 2027[4]	12,800	11,318
Enel Finance International SA 3.50% 2028[4]	23,900	20,541
Enel Finance International SA 4.875% 2029[4]	17,500	16,738
Enel Finance International SA 6.00% 2039[4]	2,210	2,200
Enel Società per Azioni 8.75% 2073[4,5]	9,500	9,737
Entergy Corp. 2.95% 2026	16,681	15,424
Entergy Louisiana, LLC 3.30% 2022	1,783	1,772
Eversource Energy 2.80% 2023	9,412	9,193
Eversource Energy 3.80% 2023	1,092	1,104
Eversource Energy 4.25% 2029	15,000	15,311
Exelon Corp. 3.497% 2022[5]	31,000	30,316
Exelon Corp. 3.95% 2025	528	523
FirstEnergy Corp. 2.85% 2022	13,402	13,072
FirstEnergy Corp. 3.90% 2027	62,837	61,003
FirstEnergy Corp. 3.50% 2028[4]	4,600	4,393
FirstEnergy Corp. 7.375% 2031	8,895	11,272
FirstEnergy Corp. 4.85% 2047	18,305	18,411
FirstEnergy Corp., Series B, 4.25% 2023	29,363	29,858
Great Plains Energy Inc. 4.20% 2048	3,780	3,687
Gulf Power Co. 3.30% 2027	910	884
Iberdrola Finance Ireland 5.00% 2019[4]	3,000	3,029
Interstate Power and Light Co. 3.25% 2024	10,000	9,758
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,291
Israel Electric Corp. Ltd. 8.10% 2096[4]	6,250	8,000
Mississippi Power Co. 3.95% 2028	6,437	6,368
Mississippi Power Co. 4.25% 2042	27,650	25,649
National Grid PLC 3.15% 2027[4]	1,105	1,056
The Bond Fund of America — Page 12 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	$10,350	$10,437
New York State Electric & Gas Corp. 3.25% 2026[4]	2,000	1,942
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,050	2,062
Niagara Mohawk Power Corp. 4.278% 2034[4]	3,000	3,022
NiSource Finance Corp. 2.65% 2022	2,875	2,755
Northern States Power Co. 2.20% 2020	21	21
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	258	250
NV Energy, Inc. 6.25% 2020	3,100	3,258
Pacific Gas and Electric Co. 4.25% 2021	252	240
Pacific Gas and Electric Co. 2.45% 2022	2,735	2,437
Pacific Gas and Electric Co. 3.25% 2023	25,869	23,013
Pacific Gas and Electric Co. 3.85% 2023	10,000	8,999
Pacific Gas and Electric Co. 4.25% 2023[4]	28,847	26,871
Pacific Gas and Electric Co. 3.75% 2024	6,186	5,518
Pacific Gas and Electric Co. 3.50% 2025	5,524	4,764
Pacific Gas and Electric Co. 2.95% 2026	4,238	3,507
Pacific Gas and Electric Co. 3.30% 2027	17,214	14,142
Pacific Gas and Electric Co. 3.30% 2027	10,262	8,504
Pacific Gas and Electric Co. 4.65% 2028[4]	19,405	17,181
Pacific Gas and Electric Co. 6.35% 2038	381	362
PacifiCorp., First Mortgage Bonds, 4.125% 2049	11,750	11,610
Progress Energy, Inc. 7.05% 2019	6,280	6,328
Progress Energy, Inc. 7.00% 2031	3,517	4,494
Progress Energy, Inc. 7.75% 2031	1,175	1,568
Public Service Co. of Colorado 2.25% 2022	298	287
Public Service Co. of Colorado 2.50% 2023	1,430	1,389
Public Service Co. of Colorado 3.80% 2047	2,376	2,248
Public Service Enterprise Group Inc. 2.00% 2021	10,475	10,066
Public Service Enterprise Group Inc. 2.65% 2022	21,225	20,440
Puget Energy, Inc. 6.50% 2020	12,386	13,089
Puget Energy, Inc. 6.00% 2021	8,921	9,442
Puget Energy, Inc. 5.625% 2022	21,491	22,775
Puget Energy, Inc. 3.65% 2025	1,911	1,872
SCANA Corp. 6.25% 2020	2,875	2,946
SCANA Corp. 4.75% 2021	17,633	17,858
SCANA Corp. 4.125% 2022	25,577	25,602
South Carolina Electric & Gas Co. 3.50% 2021	14,175	14,223
South Carolina Electric & Gas Co. 4.25% 2028	32,976	34,236
South Carolina Electric & Gas Co. 5.30% 2033	2,652	2,865
South Carolina Electric & Gas Co. 5.80% 2033	1,063	1,179
South Carolina Electric & Gas Co. 5.45% 2041	10,751	12,350
South Carolina Electric & Gas Co. 4.35% 2042	1,168	1,150
South Carolina Electric & Gas Co. 4.60% 2043	1,318	1,351
South Carolina Electric & Gas Co. 4.10% 2046	5,058	4,748
Southern California Edison Co. 1.845% 2022[8]	5,838	5,679
Southern California Edison Co. 5.95% 2038	500	564
Southern California Edison Co. 4.50% 2040	354	350
Southern California Edison Co. 3.90% 2041	1,250	1,117
Southern California Edison Co. 4.05% 2042	543	511
Southern California Edison Co. 3.90% 2043	550	502
Southern California Edison Co. 4.00% 2047	866	797
State Grid Overseas Investment Ltd. 3.50% 2027[4]	2,000	1,930
Tampa Electric Co. 4.45% 2049	1,735	1,701
Teco Finance, Inc. 5.15% 2020	13,042	13,340
The Bond Fund of America — Page 13 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy Inc. 4.70% 2020	$26,501	$26,821
Xcel Energy Inc. 3.30% 2025	3,294	3,225
		1,193,890
Consumer discretionary 2.60%
Amazon.com, Inc. 2.40% 2023	10,603	10,271
Amazon.com, Inc. 3.15% 2027	3,570	3,450
Amazon.com, Inc. 3.875% 2037	550	536
Amazon.com, Inc. 4.05% 2047	13,003	12,756
American Honda Finance Corp. 1.65% 2021	10,625	10,239
American Honda Finance Corp. 2.60% 2022	3,000	2,920
American Honda Finance Corp. 3.50% 2028	3,000	2,956
Bayerische Motoren Werke AG 1.45% 2019[4]	15,200	15,050
Bayerische Motoren Werke AG 2.15% 2020[4]	2,000	1,977
Bayerische Motoren Werke AG 1.85% 2021[4]	1,500	1,438
Bayerische Motoren Werke AG 2.00% 2021[4]	2,000	1,940
Bayerische Motoren Werke AG 2.25% 2023[4]	1,000	934
Bayerische Motoren Werke AG 3.45% 2023[4]	24,046	23,884
DaimlerChrysler North America Holding Corp. 1.50% 2019[4]	5,500	5,446
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,315	2,284
DaimlerChrysler North America Holding Corp. 2.70% 2020[4]	3,500	3,456
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	11,925	11,477
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	1,700	1,601
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,107
Ford Motor Co. 4.75% 2043	2,500	1,941
Ford Motor Co. 5.291% 2046	15,541	12,816
Ford Motor Credit Co. 2.343% 2020	39,121	37,647
Ford Motor Credit Co. 2.681% 2020	13,343	13,124
Ford Motor Credit Co. 3.157% 2020	29,463	28,878
Ford Motor Credit Co. 3.336% 2021	4,500	4,369
Ford Motor Credit Co. 3.47% 2021	15,066	14,650
Ford Motor Credit Co. 3.813% 2021	15,759	15,314
Ford Motor Credit Co. 3.219% 2022	1,427	1,341
Ford Motor Credit Co. 3.339% 2022	24,608	23,244
Ford Motor Credit Co. 4.14% 2023	22,000	20,930
Ford Motor Credit Co. 4.375% 2023	14,367	13,622
Ford Motor Credit Co. 3.664% 2024	11,857	10,617
Ford Motor Credit Co. 4.134% 2025	400	361
Ford Motor Credit Co. 4.687% 2025	20,232	18,797
Ford Motor Credit Co. 3.815% 2027	6,236	5,274
General Motors Co. 4.875% 2023	22,405	22,478
General Motors Co. 4.35% 2025	10,410	9,877
General Motors Co. 5.20% 2045	8,640	7,197
General Motors Co. 6.75% 2046	1,000	972
General Motors Co. 5.40% 2048	20,900	17,881
General Motors Co. 5.95% 2049	7,250	6,567
General Motors Financial Co. 3.20% 2021	13,200	12,901
General Motors Financial Co. 3.55% 2021	1,400	1,381
General Motors Financial Co. 3.15% 2022	42,311	40,365
General Motors Financial Co. 3.45% 2022	1,598	1,550
General Motors Financial Co. 3.25% 2023	46,584	43,925
General Motors Financial Co. 3.70% 2023	16,000	15,237
General Motors Financial Co. 3.50% 2024	3,885	3,540
General Motors Financial Co. 3.95% 2024	15,500	14,737
The Bond Fund of America — Page 14 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 3.90% 2028	$825	$847
Home Depot, Inc. 4.50% 2048	3,228	3,350
Hyundai Capital America 2.00% 2019[4]	1,450	1,441
Hyundai Capital America 2.55% 2020[4]	11,500	11,357
Hyundai Capital America 2.75% 2020[4]	11,406	11,233
Hyundai Capital America 3.45% 2021[4]	33,735	33,383
Hyundai Capital America 3.75% 2021[4]	21,500	21,446
Hyundai Capital America 3.10% 2022[4]	13,890	13,567
Hyundai Capital America 3.25% 2022[4]	24,229	23,583
Hyundai Capital Services Inc. 1.625% 2019[4]	7,750	7,671
Limited Brands, Inc. 5.25% 2028	6,000	5,137
McDonald’s Corp. 2.625% 2022	8,270	8,093
McDonald’s Corp. 3.35% 2023	875	871
McDonald’s Corp. 3.50% 2027	1,550	1,509
McDonald’s Corp. 3.80% 2028	740	728
McDonald’s Corp. 4.875% 2045	6,800	6,901
McDonald’s Corp. 4.45% 2047	24,315	23,371
McDonald’s Corp. 4.45% 2048	9,000	8,608
Morongo Band of Mission Indians, 7.00% 2039[4,8]	8,725	8,963
Neiman Marcus Group Ltd. Inc. 9.50% 2021 (100% PIK)[4,11]	6,285	2,671
Netflix, Inc. 5.875% 2028[4]	45,000	43,962
Newell Rubbermaid Inc. 3.85% 2023	4,820	4,754
Nissan Motor Co., Ltd. 2.60% 2022[4]	15,570	14,835
Party City Holdings Inc. 6.625% 2026[4]	9,181	8,378
Petsmart, Inc. 7.125% 2023[4]	4,900	2,879
Petsmart, Inc. 5.875% 2025[4]	3,975	2,892
Petsmart, Inc. 8.875% 2025[4]	2,650	1,550
S.A.C.I. Falabella 3.75% 2027[4]	8,295	7,507
Sands China Ltd. 4.60% 2023[4]	27,000	26,889
Sands China Ltd. 5.40% 2028[4]	56,000	54,214
Starbucks Corp. 3.10% 2023	20,615	20,323
Starbucks Corp. 3.80% 2025	31,160	30,873
Starbucks Corp. 4.00% 2028	3,250	3,219
Starbucks Corp. 3.75% 2047	1,350	1,124
Starbucks Corp. 4.50% 2048	17,035	15,943
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,923
Toyota Motor Credit Corp. 2.60% 2022	9,860	9,721
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,155
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,295
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,503
Uber Technologies, Inc. 7.50% 2023[4]	5,200	5,044
Uber Technologies, Inc. 8.00% 2026[4]	4,200	4,064
Volkswagen Group of America Finance, LLC 4.00% 2021[4]	14,174	14,212
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	3,000	2,978
Volkswagen Group of America Finance, LLC 4.75% 2028[4]	2,000	1,942
		1,021,164
Consumer staples 2.38%
Altria Group, Inc. 2.85% 2022	200	192
Altria Group, Inc. 4.50% 2043	100	84
Anheuser-Busch Co./InBev Worldwide 3.65% 2026[4]	14,975	14,168
Anheuser-Busch Co./InBev Worldwide 4.70% 2036[4]	540	504
Anheuser-Busch Co./InBev Worldwide 4.90% 2046[4]	32,310	30,067
Anheuser-Busch InBev NV 2.65% 2021	98	96
The Bond Fund of America — Page 15 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 3.50% 2024	$7,475	$7,311
Anheuser-Busch InBev NV 4.00% 2028	2,000	1,918
Anheuser-Busch InBev NV 4.60% 2048	16,479	14,850
British American Tobacco International Finance PLC 2.75% 2020[4]	6,700	6,585
British American Tobacco International Finance PLC 3.50% 2022[4]	4,995	4,891
British American Tobacco International Finance PLC 3.95% 2025[4]	20,022	18,744
British American Tobacco PLC 2.297% 2020	1,500	1,465
British American Tobacco PLC 2.764% 2022	26,005	24,584
British American Tobacco PLC 3.222% 2024	63,556	58,606
British American Tobacco PLC 3.557% 2027	85,530	76,109
British American Tobacco PLC 4.39% 2037	5,000	4,109
British American Tobacco PLC 4.54% 2047	19,800	15,839
Coca-Cola Co. 2.20% 2022	9,250	8,995
Conagra Brands, Inc. 4.30% 2024	16,646	16,564
Conagra Brands, Inc. 4.60% 2025	16,370	16,453
Conagra Brands, Inc. 4.85% 2028	10,700	10,549
Conagra Brands, Inc. 5.40% 2048	3,400	3,146
Constellation Brands, Inc. 2.25% 2020	21,000	20,604
Constellation Brands, Inc. 2.65% 2022	23,145	22,181
Constellation Brands, Inc. 2.70% 2022	2,325	2,247
Constellation Brands, Inc. 3.20% 2023	12,958	12,577
Constellation Brands, Inc. 3.60% 2028	1,650	1,523
Constellation Brands, Inc. 4.10% 2048	9,500	8,050
Costco Wholesale Corp. 2.30% 2022	3,500	3,417
Costco Wholesale Corp. 2.75% 2024	10,229	9,956
Imperial Tobacco Finance PLC 3.50% 2023[4]	3,173	3,085
Keurig Dr Pepper Inc. 3.551% 2021[4]	11,130	11,119
Keurig Dr Pepper Inc. 4.057% 2023[4]	53,710	53,542
Keurig Dr Pepper Inc. 4.417% 2025[4]	14,828	14,786
Keurig Dr Pepper Inc. 4.597% 2028[4]	25,742	25,611
Keurig Dr Pepper Inc. 4.985% 2038[4]	9,601	9,243
Keurig Dr Pepper Inc. 5.085% 2048[4]	52,096	49,790
Kraft Heinz Co. 3.50% 2022	25	25
Kroger Co. 2.00% 2019	4,005	4,003
Kroger Co. 2.60% 2021	1,500	1,472
Molson Coors Brewing Co. 1.90% 2019	16,735	16,688
Molson Coors Brewing Co. 2.25% 2020	9,925	9,791
Molson Coors Brewing Co. 2.10% 2021	9,505	9,169
Molson Coors Brewing Co. 3.00% 2026	7,225	6,448
Molson Coors Brewing Co. 4.20% 2046	13,410	11,198
Mondelez International, Inc. 1.625% 2019[4]	23,900	23,572
Nestle Holdings, Inc. 3.35% 2023[4]	26,000	26,273
Pernod Ricard SA 4.45% 2022[4]	16,825	17,172
Philip Morris International Inc. 2.50% 2022	22,000	21,155
Philip Morris International Inc. 2.625% 2022	14,500	14,041
Philip Morris International Inc. 2.125% 2023	3,986	3,757
Philip Morris International Inc. 4.875% 2043	4,825	4,800
Philip Morris International Inc. 4.25% 2044	8,725	7,986
Post Holdings, Inc. 5.625% 2028[4]	5,370	4,961
Reckitt Benckiser Group PLC 2.375% 2022[4]	10,935	10,507
Reckitt Benckiser Treasury Services PLC 2.75% 2024[4]	9,305	8,800
Reynolds American Inc. 3.25% 2020	17,095	16,993
Reynolds American Inc. 3.25% 2022	19,860	19,288
Reynolds American Inc. 4.00% 2022	2,140	2,119
The Bond Fund of America — Page 16 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 4.85% 2023	$4,350	$4,406
Reynolds American Inc. 4.45% 2025	33,762	32,613
Reynolds American Inc. 4.75% 2042	2,500	2,020
Reynolds American Inc. 5.85% 2045	7,195	6,714
Wal-Mart Stores, Inc. 3.125% 2021	7,500	7,556
Wal-Mart Stores, Inc. 2.35% 2022	4,000	3,898
Wal-Mart Stores, Inc. 3.40% 2023	2,975	3,007
Wal-Mart Stores, Inc. 3.70% 2028	5,694	5,787
WM. Wrigley Jr. Co. 2.90% 2019[4]	2,800	2,796
WM. Wrigley Jr. Co. 3.375% 2020[4]	41,650	41,770
		934,345
Communication services 1.34%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,099
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.956% 2024[9]	$28,920	28,073
AT&T Inc. 4.35% 2045	17,500	14,862
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	300	300
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	3,540	3,523
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[4]	4,100	3,829
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,990	5,432
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	9,335	8,763
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	7,092
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	20,905	19,032
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	28,645	26,948
Comcast Corp. 3.70% 2024	22,890	23,044
Comcast Corp. 3.95% 2025	32,890	33,323
Comcast Corp. 3.30% 2027	6,275	5,990
Comcast Corp. 3.15% 2028	8,550	8,044
Comcast Corp. 4.15% 2028	53,790	54,718
Comcast Corp. 4.60% 2038	17,025	17,244
Comcast Corp. 4.00% 2047	4,230	3,822
Comcast Corp. 4.00% 2048	12,580	11,508
Comcast Corp. 4.70% 2048	18,510	18,879
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 7.03% 2022[8,9,10]	2,143	2,034
Deutsche Telekom International Finance BV 1.95% 2021[4]	7,000	6,720
Deutsche Telekom International Finance BV 2.82% 2022[4]	15,000	14,679
Deutsche Telekom International Finance BV 2.485% 2023[4]	14,725	13,919
Deutsche Telekom International Finance BV 4.375% 2028[4]	20,230	19,969
Digicel Group Ltd. 6.00% 2021[4]	765	690
Discovery Communications, Inc. 2.20% 2019	19,375	19,176
Discovery Communications, Inc. 2.95% 2023	5,580	5,349
France Télécom 9.00% 2031[5]	2,300	3,194
Grupo Televisa, SAB 6.625% 2040	5,200	5,610
Grupo Televisa, SAB 7.25% 2043	MXN25,290	851
Inmarsat PLC 6.50% 2024[4]	$8,500	7,969
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.07% 2020 (100% PIK)[8,9,10,11]	2,032	1,392
NBCUniversal Enterprise, Inc. 5.25% 2049[4]	21,755	22,081
Netflix, Inc. 6.375% 2029[4]	10,000	9,888
SoftBank Group Corp. 3.36% 2023[4,8]	15,778	15,620
Verizon Communications Inc. 4.50% 2033	18,650	18,473
Verizon Communications Inc. 4.862% 2046	4,200	4,149
Vodafone Group PLC 4.375% 2028	31,300	30,439
The Bond Fund of America — Page 17 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Vodafone Group PLC 5.25% 2048	$31,925	$30,119
WPP Finance 2010 3.75% 2024	1,000	936
		528,782
Industrials 1.08%
3M Co. 2.25% 2023	14,166	13,735
ABB Finance (USA) Inc. 2.875% 2022	1,000	985
Airbus Group SE 2.70% 2023[4]	985	959
Beacon Roofing Supply, Inc. 4.875% 2025[4]	11,000	9,707
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	1,996	2,001
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021[8]	60	62
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[8]	1,131	1,204
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[8]	2,854	2,976
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[8]	3,376	3,488
CSX Corp. 3.80% 2028	16,460	16,190
CSX Corp. 4.25% 2029	8,597	8,752
CSX Corp. 4.30% 2048	6,500	6,223
CSX Corp. 4.75% 2048	1,570	1,599
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	1,014	1,074
DP World Crescent 4.848% 2028[4]	3,180	3,121
ENA Norte Trust 4.95% 2028[4,8]	2,330	2,344
ENA Norte Trust 4.95% 2028[8]	614	617
ERAC USA Finance Co. 2.70% 2023[4]	27,500	26,007
Euramax International, Inc. 12.00% 2020[4]	2,075	2,135
Fortive Corp. 2.35% 2021	3,550	3,463
General Dynamics Corp. 3.375% 2023	6,645	6,695
General Dynamics Corp. 3.50% 2025	8,025	8,003
General Dynamics Corp. 3.75% 2028	7,570	7,664
General Electric Capital Corp. 2.342% 2020	200	193
General Electric Capital Corp. 3.373% 2025	200	178
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,040
Hardwoods Acquisition Inc. 7.50% 2021[4]	5,780	4,162
Harris Corp. 2.70% 2020	3,110	3,084
Harris Corp. 3.832% 2025	1,890	1,857
Lima Metro Line Finance Ltd. 5.875% 2034[4,8]	3,167	3,163
Lockheed Martin Corp. 2.50% 2020	2,805	2,775
Lockheed Martin Corp. 4.50% 2036	815	844
Lockheed Martin Corp. 4.70% 2046	5,635	5,908
Mexican Government 5.50% 2047[4]	1,298	1,147
Northrop Grumman Corp. 2.55% 2022	8,955	8,681
Northrop Grumman Corp. 2.93% 2025	15,040	14,297
Northrop Grumman Corp. 3.25% 2028	25,925	24,286
Pisces Parent LLC 8.00% 2026[4]	5,651	5,192
Red de Carreteras de Occidente 9.00% 2028[8]	MXN61,570	2,851
Republic Services, Inc. 5.00% 2020	$200	204
Rockwell Collins, Inc. 2.80% 2022	8,510	8,277
Rockwell Collins, Inc. 3.20% 2024	9,105	8,778
Roper Technologies, Inc. 2.80% 2021	860	843
Siemens AG 1.70% 2021[4]	13,500	12,950
Siemens AG 2.70% 2022[4]	29,620	29,073
Siemens AG 2.90% 2022[4]	5,000	4,911
Siemens AG 2.35% 2026[4]	6,430	5,868
Thomson Reuters Corp. 4.30% 2023	9,425	9,613
Thomson Reuters Corp. 5.65% 2043	1,905	2,030
The Bond Fund of America — Page 18 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 3.95% 2028	$21,610	$21,637
Union Pacific Corp. 4.50% 2048	3,665	3,634
United Rentals, Inc. 6.50% 2026	16,485	16,279
United Technologies Corp. 3.65% 2023	27,585	27,504
United Technologies Corp. 3.95% 2025	15,915	15,822
United Technologies Corp. 4.125% 2028	23,245	23,128
United Technologies Corp. 4.625% 2048	1,745	1,694
Westinghouse Air Brake Technologies Corp. 4.15% 2024	23,660	22,889
		425,796
Real estate 0.86%
Alexandria Real Estate Equities, Inc. 2.75% 2020	5,315	5,274
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,070	1,036
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	756
American Campus Communities, Inc. 3.35% 2020	12,270	12,231
American Campus Communities, Inc. 3.75% 2023	15,160	15,064
American Campus Communities, Inc. 4.125% 2024	11,740	11,804
American Campus Communities, Inc. 3.625% 2027	19,765	18,623
American Tower Corp. 3.40% 2019	18,375	18,386
Essex Portfolio LP 3.625% 2022	4,370	4,369
Essex Portfolio LP 3.25% 2023	4,935	4,833
Essex Portfolio LP 3.875% 2024	5,500	5,521
Essex Portfolio LP 3.50% 2025	4,800	4,674
Hospitality Properties Trust 4.25% 2021	20,250	20,318
Hospitality Properties Trust 5.00% 2022	14,650	14,974
Hospitality Properties Trust 4.50% 2023	9,680	9,771
Hospitality Properties Trust 4.50% 2025	6,875	6,708
Hospitality Properties Trust 3.95% 2028	100	90
Howard Hughes Corp. 5.375% 2025[4]	6,200	5,859
Iron Mountain Inc. 4.875% 2027[4]	4,910	4,309
Iron Mountain Inc. 5.25% 2028[4]	13,340	11,839
iStar Inc. 4.625% 2020	2,690	2,629
Kimco Realty Corp. 3.40% 2022	14,595	14,378
Kimco Realty Corp. 3.125% 2023	3,175	3,074
Kimco Realty Corp. 2.70% 2024	16,980	16,020
Kimco Realty Corp. 3.30% 2025	5,000	4,774
Kimco Realty Corp. 4.125% 2046	2,210	1,917
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,111
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,714
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,027
Scentre Group 2.375% 2019[4]	910	901
Scentre Group 2.375% 2021[4]	11,410	11,130
Scentre Group 3.25% 2025[4]	10,655	10,152
Scentre Group 3.50% 2025[4]	5,950	5,771
Simon Property Group, LP 2.75% 2023	6,000	5,818
WEA Finance LLC 2.70% 2019[4]	4,800	4,779
WEA Finance LLC 3.25% 2020[4]	38,165	38,115
WEA Finance LLC 3.75% 2024[4]	2,480	2,465
Westfield Corp. Ltd. 3.15% 2022[4]	32,440	31,964
		338,178
The Bond Fund of America — Page 19 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology 0.79%	Principal amount (000)	Value (000)
Apple Inc. 2.25% 2021	$13,250	$13,098
Apple Inc. 2.90% 2027	5,000	4,716
Apple Inc. 3.00% 2027	3,000	2,856
Apple Inc. 3.20% 2027	1,025	991
Apple Inc. 3.35% 2027	8,085	7,918
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.445% 2021[8,9,10]	6,122	5,702
Broadcom Ltd. 3.00% 2022	50,312	48,418
Broadcom Ltd. 2.65% 2023	16,500	15,369
Broadcom Ltd. 3.625% 2024	72,613	68,772
Broadcom Ltd. 3.875% 2027	69,880	62,836
Broadcom Ltd. 3.50% 2028	32,660	28,367
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.272% 2025[8,9,10]	1,225	1,211
Financial & Risk US Holdings, Inc. 6.25% 2026[4]	4,425	4,276
Financial & Risk US Holdings, Inc. 8.25% 2026[4]	2,150	1,970
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 2024[8,9,10]	1,475	1,461
Microsoft Corp. 1.55% 2021	3,975	3,863
Microsoft Corp. 3.125% 2025	5,750	5,695
Microsoft Corp. 3.30% 2027	1,030	1,022
Microsoft Corp. 3.70% 2046	1,250	1,206
Microsoft Corp. 4.25% 2047	2,125	2,240
Oracle Corp. 1.90% 2021	12,250	11,892
Unisys Corp. 10.75% 2022[4]	3,325	3,653
Visa Inc. 2.15% 2022	4,535	4,392
VMware, Inc. 2.95% 2022	7,500	7,155
Xerox Corp. 3.50% 2020	500	485
		309,564
Materials 0.65%
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3M LIBOR) 5Y + 4.971% on 10/19/2020)[4,5]	6,440	6,592
CF Industries, Inc. 5.375% 2044	3,500	2,848
Chevron Phillips Chemical Co. LLC 3.30% 2023[4]	9,250	9,155
Chevron Phillips Chemical Co. LLC 3.70% 2028[4]	7,000	6,907
Consolidated Energy Finance SA 6.50% 2026[4]	7,960	7,661
CRH America, Inc. 3.875% 2025[4]	2,000	1,926
CRH America, Inc. 5.125% 2045[4]	2,000	1,924
Dow Chemical Co. 4.125% 2021	2,500	2,545
Dow Chemical Co. 4.55% 2025[4]	17,931	18,276
Dow Chemical Co. 4.80% 2028[4]	18,100	18,463
Dow Chemical Co. 4.625% 2044	1,100	1,000
Dow Chemical Co. 5.55% 2048[4]	8,100	8,218
DowDuPont Inc. 4.205% 2023	4,750	4,862
DowDuPont Inc. 4.493% 2025	3,210	3,311
DowDuPont Inc. 4.725% 2028	49,200	51,125
DowDuPont Inc. 5.419% 2048	5,300	5,534
First Quantum Minerals Ltd. 6.50% 2024[4]	11,500	9,588
First Quantum Minerals Ltd. 7.50% 2025[4]	3,000	2,486
First Quantum Minerals Ltd. 6.875% 2026[4]	3,600	2,903
Hexion Inc. 10.375% 2022[4]	5,000	4,013
Holcim Ltd. 5.15% 2023[4]	3,515	3,623
LSB Industries, Inc. 9.625% 2023[4]	4,025	4,106
LYB International Finance BV 3.50% 2027	750	684
LYB International Finance BV 4.875% 2044	400	365
LyondellBasell Industries NV 6.00% 2021	900	952
The Bond Fund of America — Page 20 of 43

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Mosaic Co. 4.05% 2027	$1,500	$1,426
Nova Chemicals Corp. 5.25% 2027[4]	7,500	6,666
Olin Corp. 5.125% 2027	1,975	1,827
Platform Specialty Products Corp. 5.875% 2025[4]	5,970	5,612
Praxair, Inc. 3.00% 2021	1,500	1,502
Sherwin-Williams Co. 2.75% 2022	9,585	9,285
Sherwin-Williams Co. 3.125% 2024	4,820	4,608
Sherwin-Williams Co. 3.45% 2027	25,960	24,256
Sherwin-Williams Co. 4.50% 2047	5,265	4,772
Tronox Ltd. 5.75% 2025[4]	1,325	1,078
Tronox Ltd. 6.50% 2026[4]	3,900	3,252
Warrior Met Coal, Inc. 8.00% 2024[4]	2,725	2,711
Westlake Chemical Corp. 5.00% 2046	7,090	6,505
Westlake Chemical Corp. 4.375% 2047	4,450	3,748
		256,315
Bonds & notes of governments & government agency outside the U.S. 0.07%
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[4]	4,214	4,275
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]	2,050	2,089
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	1,740	1,830
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[4]	20,714	21,284
		29,478
Total corporate bonds & notes		12,034,781
Mortgage-backed obligations 18.28% Federal agency mortgage-backed obligations 17.16%
Fannie Mae 5.50% 2023[8]	2,584	2,661
Fannie Mae 5.50% 2023[8]	15	16
Fannie Mae 6.00% 2023[8]	78	81
Fannie Mae 4.50% 2024[8]	1,948	2,006
Fannie Mae 4.50% 2025[8]	2,205	2,271
Fannie Mae 4.50% 2025[8]	1,228	1,261
Fannie Mae 4.50% 2025[8]	1,090	1,123
Fannie Mae 4.50% 2025[8]	9	9
Fannie Mae 6.50% 2032[8]	49	49
Fannie Mae 3.00% 2034[8,13]	25,750	25,697
Fannie Mae 4.00% 2034[8,13]	154,000	157,465
Fannie Mae 4.00% 2034[8,13]	21,000	21,490
Fannie Mae 3.00% 2036[8]	24,752	24,521
Fannie Mae 3.00% 2036[8]	2,939	2,912
Fannie Mae 4.00% 2036[8]	4,293	4,436
Fannie Mae 4.00% 2036[8]	3,221	3,328
Fannie Mae 4.00% 2036[8]	2,740	2,831
Fannie Mae 4.00% 2036[8]	2,643	2,731
Fannie Mae 4.00% 2036[8]	1,159	1,198
Fannie Mae 7.00% 2036[8]	132	137
Fannie Mae 8.00% 2036[8]	178	198
Fannie Mae 3.00% 2037[8]	55,997	55,474
Fannie Mae 3.00% 2037[8]	31,888	31,590
Fannie Mae 4.00% 2037[8]	22,092	22,727
Fannie Mae 6.00% 2037[8]	43	47
Fannie Mae 6.00% 2037[8]	4	4
Fannie Mae 7.00% 2037[8]	160	168
The Bond Fund of America — Page 21 of 43

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.00% 2037[8]	$110	$126
Fannie Mae 7.00% 2037[8]	91	93
Fannie Mae 7.00% 2037[8]	42	44
Fannie Mae 7.50% 2037[8]	110	114
Fannie Mae 7.50% 2037[8]	61	62
Fannie Mae 7.50% 2037[8]	48	53
Fannie Mae 5.50% 2038[8]	44	47
Fannie Mae 5.50% 2038[8]	7	7
Fannie Mae 4.50% 2039[8]	7,594	7,959
Fannie Mae 4.00% 2040[8]	5,996	6,170
Fannie Mae 4.00% 2040[8]	5,716	5,882
Fannie Mae 4.00% 2040[8]	5,326	5,481
Fannie Mae 4.00% 2040[8]	1,072	1,103
Fannie Mae 4.00% 2040[8]	937	964
Fannie Mae 4.00% 2040[8]	301	310
Fannie Mae 4.50% 2040[8]	1,643	1,723
Fannie Mae 5.00% 2040[8]	656	699
Fannie Mae 4.00% 2041[8]	1,633	1,681
Fannie Mae 4.00% 2041[8]	1,578	1,625
Fannie Mae 4.00% 2041[8]	1,294	1,331
Fannie Mae 4.00% 2041[8]	948	976
Fannie Mae 4.00% 2041[8]	880	907
Fannie Mae 4.00% 2041[8]	407	419
Fannie Mae 4.50% 2041[8]	1,798	1,885
Fannie Mae 5.00% 2041[8]	3,808	4,046
Fannie Mae 5.00% 2041[8]	2,988	3,194
Fannie Mae 5.00% 2041[8]	1,996	2,134
Fannie Mae 5.00% 2041[8]	1,582	1,691
Fannie Mae 5.00% 2041[8]	1,105	1,179
Fannie Mae 5.00% 2041[8]	124	132
Fannie Mae 5.00% 2041[8]	100	106
Fannie Mae 4.00% 2042[8]	9,562	9,839
Fannie Mae 4.00% 2042[8]	8,721	8,974
Fannie Mae 4.00% 2042[8]	7,481	7,706
Fannie Mae 4.00% 2042[8]	2,486	2,561
Fannie Mae 4.00% 2042[8]	676	696
Fannie Mae 4.00% 2043[8]	7,255	7,464
Fannie Mae 4.00% 2043[8]	6,493	6,669
Fannie Mae 3.50% 2044[8]	37,236	37,550
Fannie Mae 4.00% 2044[8]	1,038	1,061
Fannie Mae 3.50% 2045[8]	12,805	12,858
Fannie Mae 4.00% 2045[8]	50,536	51,975
Fannie Mae 4.00% 2045[8]	13,503	13,868
Fannie Mae 4.00% 2045[8]	8,351	8,585
Fannie Mae 3.00% 2046[8]	7,457	7,284
Fannie Mae 3.00% 2046[8]	123	120
Fannie Mae 3.50% 2046[8]	42,835	42,971
Fannie Mae 3.50% 2046[8]	18,328	18,389
Fannie Mae 3.50% 2046[8]	13,239	13,282
Fannie Mae 3.50% 2046[8]	7,282	7,302
Fannie Mae 3.50% 2046[8]	1,065	1,069
Fannie Mae 3.50% 2046[8]	77	77
Fannie Mae 4.00% 2046[8]	42,892	43,829
Fannie Mae 4.00% 2046[8]	30,446	31,087
The Bond Fund of America — Page 22 of 43

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2046[8]	$18,625	$19,114
Fannie Mae 4.00% 2046[8]	5,398	5,511
Fannie Mae 4.00% 2046[8]	142	145
Fannie Mae 4.50% 2046[8]	2,173	2,253
Fannie Mae 4.50% 2046[8]	1,342	1,374
Fannie Mae 4.50% 2046[8]	922	956
Fannie Mae 4.50% 2046[8]	858	889
Fannie Mae 4.50% 2046[8]	855	874
Fannie Mae 4.50% 2046[8]	773	801
Fannie Mae 4.50% 2046[8]	752	784
Fannie Mae 3.50% 2047[8]	165,419	165,534
Fannie Mae 3.50% 2047[8]	112,408	112,486
Fannie Mae 3.50% 2047[8]	6,874	6,887
Fannie Mae 3.50% 2047[8]	6,751	6,770
Fannie Mae 3.50% 2047[8]	1,945	1,946
Fannie Mae 3.50% 2047[8]	751	752
Fannie Mae 3.50% 2047[8]	382	382
Fannie Mae 4.00% 2047[8]	130,136	132,797
Fannie Mae 4.00% 2047[8]	19,071	19,477
Fannie Mae 4.00% 2047[8]	13,611	13,889
Fannie Mae 4.00% 2047[8]	10,251	10,461
Fannie Mae 4.00% 2047[8]	6,782	6,920
Fannie Mae 4.00% 2047[8]	4,581	4,675
Fannie Mae 4.00% 2047[8]	4,548	4,641
Fannie Mae 4.50% 2047[8]	8,205	8,511
Fannie Mae 4.50% 2047[8]	6,843	7,098
Fannie Mae 4.50% 2047[8]	4,221	4,378
Fannie Mae 4.50% 2047[8]	3,767	3,857
Fannie Mae 4.50% 2047[8]	2,947	3,057
Fannie Mae 7.00% 2047[8]	49	54
Fannie Mae 7.00% 2047[8]	13	14
Fannie Mae 3.50% 2048[8]	23,534	23,551
Fannie Mae 3.50% 2048[8]	20,141	20,155
Fannie Mae 3.50% 2048[8]	6,084	6,088
Fannie Mae 3.50% 2048[8]	1,956	1,957
Fannie Mae 3.50% 2048[8]	423	423
Fannie Mae 3.50% 2048[8]	25	25
Fannie Mae 4.00% 2048[8]	159,866	163,125
Fannie Mae 4.00% 2048[8]	57,626	58,801
Fannie Mae 4.00% 2048[8]	10,676	10,894
Fannie Mae 4.00% 2048[8]	8,954	9,137
Fannie Mae 4.00% 2048[8]	7,241	7,389
Fannie Mae 4.00% 2048[8]	6,009	6,132
Fannie Mae 4.00% 2048[8]	3,475	3,546
Fannie Mae 4.00% 2048[8]	3,208	3,273
Fannie Mae 4.00% 2048[8]	2,314	2,361
Fannie Mae 4.00% 2048[8]	1,792	1,829
Fannie Mae 4.50% 2048[8]	244,288	253,375
Fannie Mae 4.50% 2048[8]	237,499	246,334
Fannie Mae 4.50% 2048[8]	149,078	154,623
Fannie Mae 4.50% 2048[8,13]	24,339	25,237
Fannie Mae 4.50% 2048[8]	19,957	20,699
Fannie Mae 4.50% 2048[8]	7,659	7,944
Fannie Mae 5.00% 2048[8]	26,849	28,185
The Bond Fund of America — Page 23 of 43

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2049[8,13]	$841,855	$842,038
Fannie Mae 4.00% 2049[8,13]	106,792	108,905
Fannie Mae 4.00% 2049[8]	10,137	10,344
Fannie Mae 4.50% 2049[8,13]	69,115	71,613
Fannie Mae 3.50% 2057[8]	14,160	14,104
Fannie Mae Pool #924866 3.89% 2037[8,9]	30	31
Fannie Mae, Series 2001-4, Class NA, 9.073% 2025[8,9]	5	6
Fannie Mae, Series 2001-4, Class GA, 9.193% 2025[8,9]	11	11
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[4,8]	536	527
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[8]	108	125
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[8]	929	983
Fannie Mae, Series 2001-20, Class E, 9.551% 2031[8,9]	2	2
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[8]	1,632	1,865
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[8]	325	361
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[8]	900	1,034
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042[8,9]	1,236	1,341
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.485% 2026[8,9]	10	9
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[8]	905	793
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[8]	897	761
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[8]	299	257
Freddie Mac 4.50% 2030[8]	709	742
Freddie Mac 5.50% 2033[8]	6	6
Freddie Mac 4.00% 2036[8]	33,322	34,588
Freddie Mac 4.00% 2036[8]	8,011	8,265
Freddie Mac 4.00% 2036[8]	2,955	3,049
Freddie Mac 3.00% 2037[8]	1,533	1,517
Freddie Mac 4.50% 2037[8]	3,158	3,286
Freddie Mac 5.50% 2037[8]	25	27
Freddie Mac 5.50% 2037[8]	6	7
Freddie Mac 7.00% 2037[8]	96	99
Freddie Mac 7.50% 2037[8]	109	120
Freddie Mac 5.50% 2038[8]	873	935
Freddie Mac 5.50% 2038[8]	337	365
Freddie Mac 5.50% 2038[8]	147	158
Freddie Mac 5.50% 2038[8]	89	96
Freddie Mac 5.50% 2038[8]	5	5
Freddie Mac 4.50% 2039[8]	824	862
Freddie Mac 5.00% 2039[8]	6,316	6,690
Freddie Mac 5.50% 2039[8]	2,058	2,207
Freddie Mac 4.50% 2040[8]	14,980	15,697
Freddie Mac 4.50% 2040[8]	17	18
Freddie Mac 5.50% 2040[8]	33	35
Freddie Mac 4.50% 2041[8]	6,267	6,550
Freddie Mac 4.50% 2041[8]	1,627	1,705
Freddie Mac 4.50% 2041[8]	895	936
Freddie Mac 4.50% 2041[8]	326	340
Freddie Mac 4.50% 2041[8]	15	16
Freddie Mac 5.00% 2041[8]	4,922	5,214
Freddie Mac 5.00% 2041[8]	1,904	2,010
Freddie Mac 5.50% 2041[8]	40	43
Freddie Mac 4.00% 2042[8]	6,336	6,522
Freddie Mac 4.00% 2043[8]	11,745	12,065
Freddie Mac 3.203% 2045[8,9]	11,785	11,873
Freddie Mac 3.50% 2045[8]	1,353	1,364
The Bond Fund of America — Page 24 of 43

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2045[8]	$30,211	$31,035
Freddie Mac 4.00% 2045[8]	2,231	2,279
Freddie Mac 3.00% 2046[8]	209,081	205,595
Freddie Mac 3.50% 2046[8]	28,709	28,788
Freddie Mac 3.50% 2046[8]	806	801
Freddie Mac 4.00% 2046[8]	7,866	8,034
Freddie Mac 4.00% 2046[8]	3,110	3,177
Freddie Mac 4.00% 2046[8]	837	859
Freddie Mac 4.50% 2046[8]	2,143	2,222
Freddie Mac 4.50% 2046[8]	910	951
Freddie Mac 4.50% 2046[8]	896	936
Freddie Mac 4.50% 2046[8]	685	713
Freddie Mac 4.50% 2046[8]	677	706
Freddie Mac 3.50% 2047[8]	75,988	76,048
Freddie Mac 3.50% 2047[8]	41,856	41,872
Freddie Mac 3.50% 2047[8]	28,235	28,246
Freddie Mac 3.50% 2047[8]	23,332	23,341
Freddie Mac 3.50% 2047[8]	13,284	13,289
Freddie Mac 3.50% 2047[8]	8,199	8,202
Freddie Mac 4.00% 2047[8]	31,768	32,424
Freddie Mac 4.00% 2047[8]	17,805	18,207
Freddie Mac 4.00% 2047[8]	16,711	17,072
Freddie Mac 4.00% 2047[8]	3,278	3,345
Freddie Mac 4.00% 2047[8]	1,803	1,842
Freddie Mac 4.00% 2047[8]	843	867
Freddie Mac 4.50% 2047[8]	7,122	7,381
Freddie Mac 4.50% 2047[8]	5,036	5,219
Freddie Mac 4.50% 2047[8]	4,232	4,386
Freddie Mac 4.50% 2047[8]	3,315	3,436
Freddie Mac 6.50% 2047[8]	196	206
Freddie Mac 3.50% 2048[8]	97,102	97,231
Freddie Mac 3.50% 2048[8]	63,951	64,165
Freddie Mac 4.00% 2048[8]	133,626	136,315
Freddie Mac 4.00% 2048[8]	49,634	50,635
Freddie Mac 4.00% 2048[8]	18,593	19,013
Freddie Mac 4.00% 2048[8]	12,458	12,708
Freddie Mac 4.00% 2048[8]	10,000	10,201
Freddie Mac 4.00% 2048[8]	6,363	6,491
Freddie Mac 4.00% 2048[8]	2,045	2,086
Freddie Mac 4.50% 2048[8]	92,506	95,839
Freddie Mac 4.50% 2048[8]	9,267	9,604
Freddie Mac 4.50% 2049[8,13]	54,816	56,765
Freddie Mac 5.00% 2049[8,13]	2,800	2,931
Freddie Mac, Series 2890, Class KT, 4.50% 2019[8]	9	9
Freddie Mac, Series 2122, Class QM, 6.25% 2029[8]	590	627
Freddie Mac, Series 3257, Class PA, 5.50% 2036[8]	5,643	6,223
Freddie Mac, Series 3286, Class JN, 5.50% 2037[8]	4,414	4,671
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	2,347	2,520
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[8]	3,435	3,387
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[8,9]	4,000	4,148
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[8,9]	5,940	5,946
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 2027[8]	11,085	11,212
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 2028[8]	5,000	5,021
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 2028[8,9]	20,285	20,840
The Bond Fund of America — Page 25 of 43

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K085, Class A2, Multi Family, 3.75% 2028[8,9]	$4,583	$4,849
Freddie Mac, Series K077, Class A2, Multi Family, 3.85% 2028[8]	30,050	31,329
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[8]	23,705	24,803
Freddie Mac, Series K080, Class A2, Multi Family, 3.926% 2028[8,9]	23,115	24,233
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[8]	612	532
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[8]	602	527
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[8]	463	419
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[8]	405	360
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[8]	20	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[8]	62,825	61,764
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 2056[8]	23,103	22,942
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 2056[8,9]	50,578	49,235
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	61,130	59,044
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[8]	6,181	6,100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.50% 2057[8,9]	17,322	16,880
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[8]	87,483	86,560
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	13,480	13,394
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[8]	13,935	14,320
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-2, Class A1, 3.50% 2028[8,9]	66,553	65,433
Government National Mortgage Assn. 2.50% 2028[8]	1,993	1,966
Government National Mortgage Assn. 5.00% 2035[8]	479	501
Government National Mortgage Assn. 6.50% 2038[8]	199	221
Government National Mortgage Assn. 5.00% 2039[8]	562	586
Government National Mortgage Assn. 4.50% 2040[8]	2,449	2,571
Government National Mortgage Assn. 5.50% 2040[8]	3,877	4,099
Government National Mortgage Assn. 3.50% 2041[8]	17	17
Government National Mortgage Assn. 4.00% 2041[8]	166	172
Government National Mortgage Assn. 4.50% 2041[8]	9,106	9,459
Government National Mortgage Assn. 4.50% 2041[8]	1,063	1,102
Government National Mortgage Assn. 4.50% 2041[8]	643	666
Government National Mortgage Assn. 4.50% 2041[8]	497	516
Government National Mortgage Assn. 5.00% 2041[8]	3,432	3,576
Government National Mortgage Assn. 3.50% 2042[8]	666	662
Government National Mortgage Assn. 3.50% 2043[8]	1,965	1,979
Government National Mortgage Assn. 4.00% 2045[8]	291	299
Government National Mortgage Assn. 3.00% 2046[8]	50,469	49,779
Government National Mortgage Assn. 3.00% 2047[8]	35,231	34,684
Government National Mortgage Assn. 3.00% 2047[8]	12,607	12,411
Government National Mortgage Assn. 4.00% 2048[8]	34,567	35,439
Government National Mortgage Assn. 3.50% 2049[8,13]	157,000	158,083
Government National Mortgage Assn. 4.00% 2049[8,13]	253,505	259,626
Government National Mortgage Assn. 4.00% 2049[8,13]	191,545	196,006
Government National Mortgage Assn. 4.50% 2049[8,13]	475,998	492,625
Government National Mortgage Assn. 5.00% 2049[8,13]	217,204	225,999
Government National Mortgage Assn. 5.00% 2049[8,13]	30,796	32,014
Government National Mortgage Assn. 5.647% 2059[8]	1	1
Government National Mortgage Assn. 5.003% 2061[8]	38	38
Government National Mortgage Assn. 4.996% 2061[8]	25	25
Government National Mortgage Assn. 5.053% 2061[8]	36	36
Government National Mortgage Assn. 5.10% 2061[8]	354	356
Government National Mortgage Assn. 5.14% 2061[8]	59	60
Government National Mortgage Assn. 4.603% 2063[8]	97	98
Government National Mortgage Assn. 5.031% 2064[8]	101	103
Government National Mortgage Assn. 5.20% 2064[8]	13	13
The Bond Fund of America — Page 26 of 43

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 6.64% 2064[8]	$8	$8
Government National Mortgage Assn. 5.02% 2065[8]	240	242
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.80% 2020[8,9]	435	436
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.83% 2020[8,9]	524	525
		6,748,489
Collateralized mortgage-backed obligations (privately originated) 1.02%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[4,8,9]	59,050	59,060
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[4,6,8]	2,424	2,436
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.456% 2024[8,9]	41	41
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 4.106% 2024[4,8,9]	182	183
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[8]	248	277
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[8]	89	98
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[8]	1,239	1,330
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[8]	656	712
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 2027[4,6,8,9]	6,791	6,775
Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.840% 2027[4,6,8,9]	2,890	2,869
Finance of America Structured Securities Trust, Series 2017-HB1, Class M2, 3.165% 2027[4,8,9]	2,510	2,480
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[4,8,9]	23,934	24,000
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[4,8,9]	20,594	20,666
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 4.156% 2024[8,9]	1,107	1,115
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.706% 2024[8,9]	6,034	6,163
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 5.006% 2024[8,9]	247	247
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 4.456% 2025[8,9]	5,539	5,627
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[4,8,9]	6,703	6,747
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[4,8]	35,251	35,293
Mello Warehouse Securitization Trust, 2018-W1, Class A (1-month USD-LIBOR + 0.85%) 3.356% 2051[4,8,9]	9,470	9,491
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 2057[4,8,9]	—[2]	—[2]
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 2027[4,8,9]	8,484	8,468
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 2027[4,6,8]	3,455	3,416
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[4,8]	22,985	23,011
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[4,6,8]	12,497	12,493
Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238% 2028[4,8]	5,145	5,141
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[4,6,8,9]	30,517	30,517
Reverse Mortgage Investment Trust, Series RBIT 18-1, Class A, 3.436% 2028[4,8,9]	8,290	8,296
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,8,9]	21,527	21,777
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1 3.793% 2048[4,8]	45,311	45,184
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 3.306% 2050[4,8,9]	8,525	8,520
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 2.926% 2037[8,9]	10,016	8,724
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[4,8,9]	29,092	28,570
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[4,8]	2,662	2,642
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.106% 2057[4,8,9]	9,614	9,586
		401,955
Commercial mortgage-backed securities 0.10%
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[4,8]	9,999	10,285
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[4,8,9]	4,000	4,119
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,8]	8,909	9,546
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[8,9]	708	709
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,8]	6,885	6,907
The Bond Fund of America — Page 27 of 43

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[4,8]	$4,950	$5,113
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[4,8,9]	1,354	1,389
		38,068
Total mortgage-backed obligations		7,188,512
Asset-backed obligations 3.91%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,8]	14,075	14,013
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[4,8]	9,175	9,076
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 2020[8]	719	719
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[8]	24,890	24,849
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[8]	820	818
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 2022[8]	5,000	4,924
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[8]	6,030	5,977
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[8]	5,145	5,129
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.479% 2025[4,8,9]	8,359	8,338
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[8]	1,536	1,527
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[8]	82,037	81,325
Chase Issuance Trust, Series 2016-A2, Class A, 1.37% 2021[8]	55,840	55,425
Chase Issuance Trust, Series 2012-A4, Class A4, 1.58% 2021[8]	5,000	4,960
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[8]	48,647	48,140
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 1.80% 2021[8]	33,810	33,542
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[8]	345,946	344,551
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 2.757% 2024[8,9]	10,000	9,982
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[4,8]	1,085	1,084
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 2020[4,8]	1,284	1,282
CPS Auto Receivables Trust, Series 2014-B, Class C, 3.23% 2020[4,8]	548	548
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[4,8]	8,114	8,086
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 2021[4,8]	394	394
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[4,8]	3,473	3,478
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[4,8]	2,395	2,406
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[4,8]	6,800	6,766
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 2022[4,8]	1,830	1,830
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 2.635% 2035[8,9]	2,360	2,287
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.595% 2037[8,9]	3,569	3,386
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.605% 2037[8,9]	5,373	5,170
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[4,8]	679	676
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 2020[8]	16,269	16,262
Drive Auto Receivables Trust, Series 2018-4, Class A2A, 2.86% 2020[8]	17,365	17,347
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 2021[4,8]	17,027	17,022
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[4,8]	2,306	2,305
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,8]	121	121
Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.15% 2021[8]	1,110	1,108
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[4,8]	1,681	1,682
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[4,8]	1,279	1,281
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[8]	18,640	18,618
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[4,8]	13,130	13,118
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[4,8]	1,085	1,085
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[8]	5,750	5,739
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 2021[4,8]	775	774
The Bond Fund of America — Page 28 of 43

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 2021[4,8]	$24,086	$24,019
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[4,8]	5,955	5,941
Drivetime Auto Owner Trust, Series 2016-4A, Class C, 2.74% 2022[4,8]	989	988
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[4,8]	2,614	2,614
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 2022[4,8]	12,721	12,700
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[4,8]	515	515
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[4,8]	11,770	11,739
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[4,8]	9,000	8,988
Emerson Park Ltd., CLO, Series 2013-1A, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.416% 2025[4,8,9]	3,349	3,347
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,8]	4,479	4,453
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 2020[4,8]	4,233	4,242
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 2020[4,8]	293	294
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 2021[4,8]	993	992
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[4,8]	11,369	11,301
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 2021[4,8]	275	275
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[4,8]	2,746	2,741
Exeter Automobile Receivables Trust, Series 2016-3A, Class B, 2.84% 2021[4,8]	2,474	2,473
Exeter Automobile Receivables Trust, Series 2018-4A, Class A, 3.05% 2021[4,8]	1,967	1,966
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 2021[4,8]	5,218	5,231
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[4,8]	934	941
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[4,8]	11,825	11,747
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 2021[4,8]	1,496	1,493
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 2021[4,8]	1,822	1,813
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[4,8]	42,522	42,394
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[4,8]	14,293	14,196
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[4,8]	28,535	28,137
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 2029[4,8]	13,595	13,255
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,8]	5,025	5,076
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,8]	59,405	59,030
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 2021[8]	6,241	6,196
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[4,8]	6,221	6,234
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[8]	765	756
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[8]	530	525
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 2022[4,8]	17,000	16,858
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class B, 2.58% 2022[4,8]	3,500	3,479
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 2.655% 2041[4,8,9]	1,132	1,112
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 2.655% 2041[4,8,9]	1,099	1,052
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[4,8]	13,235	13,133
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 3.436% 2035[8,9]	2,765	2,766
IndyMac Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 2.666% 2037[8,9]	2,782	2,669
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 2040[8]	39	40
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4, 5.27% 2040[8]	20	20
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5, 5.873% 2040[8]	66	67
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[4,8]	8,335	8,355
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 2.636% 2036[8,9]	398	379
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[8]	2,032	2,029
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[8]	52	52
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[8]	4,980	4,962
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[8]	1,002	1,001
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[8]	3,042	3,040
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 2021[8]	15,765	15,737
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[8]	1,700	1,689
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[8]	16,545	16,456
The Bond Fund of America — Page 29 of 43

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[8]	$5,820	$5,787
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[8]	7,009	7,008
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.240% 2023[8,9]	15,891	15,758
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.390% 2023[8,9]	18,133	18,170
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 3.590% 2023[8,9]	4,315	4,350
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.990% 2023[8,9]	25,611	25,765
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.906% 2025[8,9]	4,625	4,526
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 3.206% 2029[8,9]	377	375
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[4,8]	2,093	2,064
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.466% 2025[4,8,9]	40,354	40,226
Synchrony Credfit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[8]	6,610	6,673
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,8]	2,161	2,153
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[4,8]	2,113	2,103
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[4,8]	6,378	6,517
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[8]	44,365	44,257
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[4,8]	6,448	6,366
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[4,8]	2,403	2,394
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[4,8]	2,500	2,482
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[4,8]	3,000	2,982
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[4,8]	8,352	8,262
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[4,8]	4,950	4,903
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 3.210% 2026[4,8,9]	7,471	7,441
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[4,8]	6,042	6,029
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[4,8]	44,373	44,313
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[4,8]	3,500	3,483
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[4,8]	32,490	32,480
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[4,8]	171	170
World Financial Network Credit Card Master Note Trust, Series 2016-C, Class A, 1.72% 2023[8]	1,225	1,212
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 2023[8]	10,866	10,806
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 2023[8]	7,890	7,857
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 2023[8]	9,638	9,637
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[8]	4,894	4,882
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[8]	15,045	15,211
		1,535,300
Bonds & notes of governments & government agencies outside the U.S. 2.75%
Angola (Republic of), Northern Lights III BV, Series 2012-1, 7.00% 2019[8]	1,233	1,240
Argentine Republic 6.25% 2019	10,722	10,833
Argentine Republic 6.875% 2021	3,075	2,790
Argentine Republic 7.50% 2026	1,925	1,548
Argentine Republic 8.28% 2033[8,11]	4,984	3,913
Argentine Republic 0% 2035	25,700	1,095
Argentine Republic 6.875% 2048	13,230	9,278
Armenia (Republic of) 7.15% 2025[4]	1,310	1,379
Belarus (Republic of) 6.875% 2023[4]	775	793
Brazil (Federative Republic of) 10.00% 2025	BRL15,416	4,157
Brazil (Federative Republic of) 6.00% 2045[3]	54,076	15,758
Brazil (Federative Republic of) Global 5.625% 2047	$4,075	3,858
Buenos Aires (City of) 8.95% 2021[8]	1,000	999
The Bond Fund of America — Page 30 of 43

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Costa Rica (Republic of) 4.25% 2023	$2,600	$2,298
Costa Rica (Republic of) 7.00% 2044	2,178	1,859
Cote d’Ivoire (Republic of) 6.375% 2028[4,8]	7,275	6,565
Cote d’Ivoire (Republic of) 5.25% 2030[8]	€950	963
Dominican Republic 7.50% 2021[8]	$950	983
Dominican Republic 5.875% 2024[8]	1,640	1,664
Dominican Republic 5.50% 2025[4]	10,380	10,315
Dominican Republic 6.875% 2026[4]	4,300	4,520
Egypt (Arab Republic of) 5.577% 2023[4]	1,690	1,606
Egypt (Arab Republic of) 7.50% 2027[4]	3,200	3,062
Egypt (Arab Republic of) 6.588% 2028[4]	1,610	1,441
Egypt (Arab Republic of) 5.625% 2030	€1,060	1,054
Egypt (Arab Republic of) 8.50% 2047[4]	$2,245	2,034
Gabonese Republic 6.375% 2024[8]	1,010	910
Guatemala (Republic of) 4.50% 2026	1,700	1,600
Guatemala (Republic of) 4.375% 2027	3,975	3,677
Honduras (Republic of) 8.75% 2020	16,097	17,159
Honduras (Republic of) 7.50% 2024[8]	3,330	3,510
Honduras (Republic of) 6.25% 2027[4]	1,400	1,390
India (Republic of) 7.80% 2021	INR532,600	7,744
India (Republic of) 8.83% 2023	387,200	5,915
India (Republic of) 8.60% 2028	1,015,200	15,730
India (Republic of) 7.61% 2030	1,833,000	26,382
India (Republic of) 7.88% 2030	1,667,000	24,456
Indonesia (Republic of) 3.75% 2022	$11,655	11,560
Indonesia (Republic of) 3.375% 2023	9,350	9,063
Iraq (Republic of) 5.80% 2028[8]	5,150	4,632
Italy (Republic of) 2.00% 2028	€61,500	67,490
Japan, Series 20, 0.10% 2025[3]	¥8,636,000	81,038
Japan, Series 21, 0.10% 2026[3]	1,522,185	14,353
Japan, Series 22, 0.10% 2027[3]	2,239,050	21,143
Japan Bank for International Cooperation 2.125% 2020	$21,400	21,178
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 3.218% 2020[9]	23,448	23,581
Japan Bank for International Cooperation 3.125% 2021	76,664	77,291
Japan Finance Organization for Municipalities 2.125% 2019[4]	10,000	9,989
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	2,090	2,006
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	615	566
Kazahkstan (Republic of) 1.55% 2023	€175	202
Kazakhstan (Republic of) 5.125% 2025[4]	$3,750	3,974
Kazakhstan (Republic of) 2.375% 2028	€510	580
Kazakhstan (Republic of) 6.50% 2045[4]	$2,250	2,703
Kenya (Republic of) 5.875% 2019	18,200	18,263
Kenya (Republic of) 6.875% 2024[4]	6,425	6,055
Kenya (Republic of) 8.25% 2048[4]	330	282
Kuwait (State of) 2.75% 2022[4]	2,150	2,114
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	8,953
Morocco (Kingdom of) 4.25% 2022	5,400	5,427
Morocco (Kingdom of) 5.50% 2042	7,200	7,387
Nigeria (Republic of) 6.375% 2023	5,190	4,994
Pakistan (Islamic Republic of) 7.25% 2019	18,000	18,000
Pakistan (Islamic Republic of) 5.50% 2021[4]	2,335	2,260
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,245
Pakistan (Islamic Republic of) 6.875% 2027[4]	1,100	1,002
Panama (Republic of) 4.50% 2047[8]	1,290	1,258
Paraguay (Republic of) 4.625% 2023	1,500	1,509
The Bond Fund of America — Page 31 of 43

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Paraguay (Republic of) 5.00% 2026	$4,485	$4,547
Paraguay (Republic of) 5.00% 2026[4]	1,575	1,597
Paraguay (Republic of) 4.70% 2027[4]	850	844
Paraguay (Republic of) 5.60% 2048[4]	1,980	1,955
Poland (Republic of) 3.25% 2026	6,600	6,474
Portuguese Republic 5.125% 2024	104,224	109,360
Portuguese Republic 4.10% 2045	€5,500	7,665
Qatar (State of) 3.875% 2023[4]	$19,900	20,157
Qatar (State of) 4.50% 2028[4]	15,280	15,986
Qatar (State of) 5.103% 2048[4]	7,700	8,105
Romania 5.125% 2048[4]	5,000	4,831
Russian Federation 4.375% 2029	4,000	3,797
Saudi Arabia (Kingdom of) 2.375% 2021[4]	750	723
Saudi Arabia (Kingdom of) 2.875% 2023[4]	8,715	8,393
Saudi Arabia (Kingdom of) 4.00% 2025[4]	32,065	31,851
Saudi Arabia (Kingdom of) 3.25% 2026[4]	3,170	2,971
Saudi Arabia (Kingdom of) 3.625% 2028[4]	3,110	2,949
Saudi Arabia (Kingdom of) 4.625% 2047[4]	6,000	5,498
Saudi Arabia (Kingdom of) 5.00% 2049[4]	9,500	9,177
Senegal (Republic of) 4.75% 2028[8]	€3,300	3,491
Spain (Kingdom of) 2.70% 2048	13,400	15,655
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	$700	632
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	800	750
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	6,000	5,566
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[4]	955	845
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[4]	320	292
Turkey (Republic of) 7.25% 2023	1,325	1,364
Turkey (Republic of) 4.25% 2026	9,300	8,037
Turkey (Republic of) 4.875% 2026	3,580	3,180
Turkey (Republic of) 8.00% 2034	1,250	1,307
Turkey (Republic of) 6.00% 2041	2,820	2,388
Ukraine Government 7.75% 2019	18,600	18,459
United Kingdom 1.625% 2071	£14,550	17,889
United Mexican States 4.00% 2023	$4,000	3,986
United Mexican States 4.15% 2027	28,925	28,011
United Mexican States, Series M, 8.00% 2023	MXN1,540,000	76,543
United Mexican States, Series M20, 8.50% 2029	55,000	2,754
Uruguay (Oriental Republic of) 8.50% 2028	UYU224,725	5,890
		1,079,495
Municipals 1.51% Illinois 0.84%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$54,315	51,716
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,160	13,972
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	4,145	4,015
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[4]	7,760	9,022
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	40,145	40,782
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[8]	159,145	151,980
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	705	708
G.O. Bonds, Series 2013-B, 3.65% 2020	4,745	4,748
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,274
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,243
The Bond Fund of America — Page 32 of 43

Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2013-B, 4.91% 2027	$3,250	$3,127
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	6,960	7,412
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	839
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,310
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,831
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,000
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	6,205	6,517
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	1,230	1,262
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,147
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021[8]	654	678
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.71% 2050 (put 2025)[9]	6,275	6,225
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,385	1,444
Taxable G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,353
		330,605
Colorado 0.17%
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2043	32,500	36,321
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2048	13,000	14,471
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.25% 2043	12,500	14,273
		65,065
Washington 0.11%
Motor Vehicle Fuel Tax G.O. Bonds, Series 2018-D, 5.00% 2043	10,000	11,434
Various Purpose G.O. Bonds, Series 2018-C, 5.00% 2042	26,290	30,103
		41,537
Nevada 0.07%
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2043	19,500	22,332
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2048	5,000	5,683
		28,015
Michigan 0.06%
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	5,270	5,383
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	15,990	16,459
		21,842
New Jersey 0.05%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	7,500	7,616
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,337
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	8,500	4,688
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	4,600	2,412
		20,053
Tennessee 0.03%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2015-A, Series 2015-A, 3.50% 2045	1,365	1,405
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	940	970
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	3,790	3,930
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	4,650	4,828
		11,133
The Bond Fund of America — Page 33 of 43

Bonds, notes & other debt instruments (continued) Municipals (continued) Minnesota 0.03%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	$5,665	$5,882
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	740	766
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	3,540	3,624
		10,272
Hawaii 0.02%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 2048	8,270	9,173
New York 0.02%
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2049	4,250	1,189
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	12,600	2,663
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2056	8,400	1,702
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,265	2,314
		7,868
Texas 0.02%
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,694
South Carolina 0.02%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	1,045	1,092
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	4,580	4,745
		5,837
Wisconsin 0.02%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,320	2,396
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	3,145	3,215
		5,611
Nebraska 0.01%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,325	1,355
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	4,005	4,112
		5,467
Maine 0.01%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	4,770	4,876
Ohio 0.01%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	5,000	4,757
Connecticut 0.01%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	4,135	4,236
Maryland 0.01%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	3,625	3,677
The Bond Fund of America — Page 34 of 43

Bonds, notes & other debt instruments (continued) Municipals (continued) Kentucky 0.00%	Principal amount (000)	Value (000)
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	$1,625	$1,667
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,410	1,458
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,395	1,449
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,135	1,181
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	945	976
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	925	949
California 0.00%
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	915	897
Total municipals		595,295
Total bonds, notes & other debt instruments (cost: $38,880,119,000)		38,494,343
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative[4]	6,250	3,781
Total preferred securities (cost: $5,820,000)		3,781
Common stocks 0.01% Health care 0.01%
Rotech Healthcare Inc.[6,7,14,15]	342,069	1,368
Communication services 0.00%
Cumulus Media Inc., Class B6,14	22,271	241
Information technology 0.00%
Corporate Risk Holdings I, Inc.[6,7,14]	188,850	66
Corporate Risk Holdings Corp.[6,7,14,15]	955	—[2]
		66
The Bond Fund of America — Page 35 of 43

Common stocks (continued) Industrials 0.00%	Shares	Value (000)
NCI Building Systems, Inc.[4,6,14,15]	4,204	$27
Total common stocks (cost: $14,086,000)		1,702
Short-term securities 7.40%	Principal amount (000)
Apple Inc. 2.32%–2.35% due 1/4/2019–1/16/2019[4]	$116,600	116,505
Chariot Funding, LLC 2.51% due 2/19/2019[4]	39,200	39,056
CHARTA, LLC 2.43% due 1/14/2019[4]	55,000	54,946
Chevron Corp. 2.31%–2.39% due 1/9/2019–1/28/2019[4]	140,300	140,190
Coca-Cola Co. 2.40%–2.53% due 1/14/2019–2/21/2019[4]	86,600	86,441
Emerson Electric Co. 2.50% due 1/22/2019[4]	77,900	77,783
ExxonMobil Corp. 2.32%–2.45% due 1/7/2019–1/23/2019	115,600	115,499
Federal Home Loan Bank 2.28%–2.39% due 1/14/2019–3/27/2019	593,500	591,726
HSBC USA Inc. 2.73% due 3/4/2019[4]	100,000	99,529
IBM Credit LLC 2.41% due 1/8/2019[4]	69,300	69,264
Merck & Co. Inc. 2.38%–2.48% due 1/25/2019–2/19/2019[4]	100,000	99,741
Nigerian Treasury Bills 0.00%–12.86% due 2/7/2019–8/1/2019	NGN3,802,835	10,131
Paccar Financial Corp. 2.40% due 1/9/2019	$20,000	19,988
Pfizer Inc. 2.31% due 1/17/2019[4]	60,000	59,930
Procter & Gamble Co. 2.42% due 1/25/2019[4]	79,800	79,661
U.S. Treasury Bills 2.39%–2.46% due 4/11/2019–5/23/2019	1,058,700	1,050,065
United Parcel Service Inc. 2.38% due 1/11/2019[4]	93,400	93,334
Wal-Mart Stores, Inc. 2.37% due 1/7/2019[4]	106,000	105,951
Total short-term securities (cost: $2,909,868,000)		2,909,740
Total investment securities 105.33% (cost: $41,809,893,000)		41,409,566
Other assets less liabilities (5.33)%		(2,094,252)
Net assets 100.00%		$39,315,314
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 12/31/2018[17] (000)	Unrealized appreciation (depreciation) at 12/31/2018 (000)
30 Day Federal Funds Futures	Long	1,710	February 2019	$712,557	$695,456	$5
30 Day Federal Funds Futures	Long	5,014	April 2019	2,089,334	2,038,981	865
30 Day Federal Funds Futures	Short	266	July 2019	(110,842)	(108,154)	(200)
90 Day Euro Dollar Futures	Long	3,702	December 2019	925,500	900,974	5,000
90 Day Euro Dollar Futures	Long	3,058	December 2021	764,500	745,426	4,171
2 Year U.S. Treasury Note Futures	Long	53,246	April 2019	10,649,200	11,304,791	43,979
5 Year Euro-Bobl Futures	Long	1,014	March 2019	€101,400	153,960	394
5 Year U.S. Treasury Note Futures	Long	93,418	April 2019	$9,341,800	10,713,877	154,949
10 Year Euro-Bund Futures	Short	223	March 2019	€(22,300)	(41,785)	(40)
10 Year U.S. Treasury Note Futures	Long	15,426	March 2019	$1,542,600	1,882,213	20,119
10 Year Ultra U.S. Treasury Note Futures	Short	14,251	March 2019	(1,425,100)	(1,853,743)	(49,345)
20 Year U.S. Treasury Bond Futures	Long	207	March 2019	20,700	30,222	1,252
30 Year Ultra U.S. Treasury Bond Futures	Short	1,476	March 2019	(147,600)	(237,129)	(2,867)
						$178,282
The Bond Fund of America — Page 36 of 43

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 12/31/2018 (000)
Purchases (000)	Sales (000)
USD12,063	MXN247,000	Citibank	1/7/2019	$(495)
JPY5,640,000	USD49,900	Morgan Stanley	1/8/2019	1,594
USD15,428	COP49,108,000	JPMorgan Chase	1/8/2019	313
COP49,108,000	USD15,166	Citibank	1/8/2019	(51)
USD39,310	EUR34,500	Citibank	1/8/2019	(245)
USD7,462	MXN154,000	Morgan Stanley	1/8/2019	(366)
AUD34,186	USD24,772	Goldman Sachs	1/9/2019	(688)
JPY1,769,000	USD15,599	HSBC Bank	1/10/2019	555
USD13,410	ZAR188,000	Goldman Sachs	1/10/2019	359
EUR22,150	USD25,078	Goldman Sachs	1/10/2019	322
USD5,572	GBP4,350	JPMorgan Chase	1/10/2019	25
USD1,971	INR140,000	Citibank	1/10/2019	(32)
USD12,373	SEK112,000	Bank of America, N.A.	1/10/2019	(275)
USD9,206	AUD12,476	Citibank	1/11/2019	416
JPY408,095	USD3,608	JPMorgan Chase	1/11/2019	119
JPY408,095	USD3,608	Goldman Sachs	1/11/2019	119
BRL47,000	USD12,113	Goldman Sachs	1/11/2019	3
USD12,049	BRL47,000	Citibank	1/11/2019	(67)
CAD5,432	USD4,126	Bank of America, N.A.	1/11/2019	(146)
USD50,265	MXN1,021,600	Bank of New York Mellon	1/11/2019	(1,638)
KRW85,826,000	USD76,220	JPMorgan Chase	1/14/2019	733
USD80,336	KRW89,049,000	Morgan Stanley	1/14/2019	494
EUR22,650	USD25,887	JPMorgan Chase	1/14/2019	95
USD11,927	MXN246,800	Citibank	1/14/2019	(605)
USD3,526	INR249,675	Goldman Sachs	1/15/2019	(44)
USD3,525	INR249,675	Citibank	1/15/2019	(45)
JPY3,381,918	USD29,971	Bank of America, N.A.	1/17/2019	929
EUR10,993	NOK106,800	HSBC Bank	1/17/2019	252
EUR21,800	USD24,805	Goldman Sachs	1/17/2019	209
GBP6,105	USD7,697	HSBC Bank	1/17/2019	91
USD20,756	KRW23,388,000	HSBC Bank	1/17/2019	(216)
USD66,977	INR4,748,500	JPMorgan Chase	1/17/2019	(902)
JPY25,456,000	USD226,437	Morgan Stanley	1/18/2019	6,168
EUR66,350	USD75,573	Citibank	1/18/2019	568
CNH526,525	USD76,372	Citibank	1/18/2019	286
USD76,864	CNH526,525	HSBC Bank	1/18/2019	206
USD656	EUR575	HSBC Bank	1/18/2019	(4)
USD1,603	KRW1,800,000	Goldman Sachs	1/18/2019	(11)
USD75,653	EUR66,350	HSBC Bank	1/18/2019	(487)
USD75,707	JPY8,573,500	Citibank	1/18/2019	(2,634)
USD150,455	JPY16,882,500	HSBC Bank	1/18/2019	(3,809)
USD15,523	BRL60,300	HSBC Bank	1/22/2019	(13)
USD3,743	BRL14,650	JPMorgan Chase	1/22/2019	(32)
USD4,371	INR314,050	HSBC Bank	1/22/2019	(115)
COP42,430,000	USD13,177	Citibank	1/22/2019	(127)
CLP16,700,000	USD24,315	UBS AG	1/22/2019	(237)
USD4,264	CAD5,682	Bank of America, N.A.	1/24/2019	99
USD469	GBP370	HSBC Bank	1/24/2019	(4)
USD19,317	EUR16,925	Bank of America, N.A.	1/24/2019	(116)
USD19,480	SGD26,700	HSBC Bank	1/24/2019	(121)
USD19,209	MXN387,496	Citibank	1/24/2019	(431)
The Bond Fund of America — Page 37 of 43

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 12/31/2018 (000)
Purchases (000)	Sales (000)
USD105,861	JPY11,940,000	Morgan Stanley	1/24/2019	$(3,293)
USD3,083	AUD4,300	JPMorgan Chase	1/25/2019	52
USD20,751	KRW23,375,000	HSBC Bank	1/25/2019	(215)
USD383	ZAR5,500	HSBC Bank	1/28/2019	2
USD255	EUR225	HSBC Bank	1/28/2019	(4)
JPY3,408,419	USD30,406	Goldman Sachs	1/29/2019	765
MXN47,480	USD2,347	Citibank	1/29/2019	58
USD1,137	MXN23,000	HSBC Bank	1/29/2019	(28)
USD29,307	EUR25,675	HSBC Bank	1/29/2019	(186)
USD15,065	SEK135,800	Morgan Stanley	1/29/2019	(296)
CAD50,925	USD37,998	Citibank	1/29/2019	(666)
USD34,634	MXN700,200	Goldman Sachs	2/14/2019	(742)
USD1,781	EUR1,405	Citibank	3/6/2019	162
EUR250	USD298	Citibank	3/6/2019	(10)
USD1,171	EUR915	Goldman Sachs	3/8/2019	116
USD1,240	EUR980	Goldman Sachs	3/8/2019	111
USD1,206	EUR950	JPMorgan Chase	3/15/2019	111
USD1,347	EUR1,060	Goldman Sachs	4/12/2019	122
MXN700,200	USD33,397	Goldman Sachs	9/17/2019	708
				$(3,234)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
7.48%	28-day MXN-TIIE	1/11/2019	MXN3,460,000	$(42)	$—	$(42)
7.46%	28-day MXN-TIIE	1/24/2019	1,960,000	(71)	—	(71)
2.41%	U.S. EFFR	3/20/2019	$21,423,047	165	—	165
2.407%	U.S. EFFR	3/20/2019	17,876,953	65	—	65
SONIA	0.735%	3/20/2019	£6,630,000	(491)	—	(491)
0.864%	3-month GBP-LIBOR	3/20/2019	6,630,000	(883)	—	(883)
7.195%	28-day MXN-TIIE	4/15/2019	MXN1,090,000	(227)	—	(227)
U.S. EFFR	2.53875%	5/1/2019	$14,595,200	(2,116)	—	(2,116)
7.51%	28-day MXN-TIIE	5/30/2019	MXN1,550,000	(367)	—	(367)
0.7995%	SONIA	6/19/2019	£6,630,000	1,011	—	1,011
0.80125%	SONIA	6/19/2019	1,657,000	262	—	262
3-month GBP-LIBOR	0.94%	6/19/2019	8,287,000	(1)	—	(1)
1.962%	3-month Canada BA	6/27/2019	C$532,000	(592)	—	(592)
2.6425%	U.S. EFFR	7/31/2019	$8,600,000	2,293	—	2,293
2.635%	U.S. EFFR	7/31/2019	8,510,000	2,195	—	2,195
2.782%	U.S. EFFR	9/18/2019	4,948,415	2,449	—	2,449
U.S. EFFR	2.405%	1/29/2020	9,544,800	(440)	—	(440)
U.S. EFFR	2.403%	1/29/2020	13,225,200	(574)	—	(574)
(0.223)%	EONIA	2/1/2020	€262,500	425	—	425
(0.122)%	6-month EURIBOR	2/1/2020	261,900	364	—	364
(0.2305)%	EONIA	2/2/2020	517,500	789	—	789
7.14%	28-day MXN-TIIE	4/29/2020	MXN2,118,400	(2,071)	—	(2,071)
The Bond Fund of America — Page 38 of 43

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
7.84%	28-day MXN-TIIE	5/8/2020	MXN954,155	$(508)	$—	$(508)
7.87%	28-day MXN-TIIE	5/8/2020	1,749,845	(897)	—	(897)
6.78%	28-day MXN-TIIE	7/6/2020	1,008,770	(1,376)	—	(1,376)
2.898%	3-month USD-LIBOR	8/3/2020	$155,000	503	—	503
3-month USD-LIBOR	2.8025%	8/15/2020	563,960	(1,075)	—	(1,075)
2.5045%	U.S. EFFR	8/29/2020	748,630	1,923	—	1,923
2.5215%	U.S. EFFR	8/29/2020	548,370	1,561	—	1,561
3-month USD-LIBOR	2.806%	8/29/2020	194,600	(384)	—	(384)
2.622%	U.S. EFFR	9/14/2020	500,000	2,263	—	2,263
(0.1855)%	EONIA	12/5/2020	€453,000	425	—	425
(0.194)%	EONIA	12/10/2020	282,000	229	—	229
U.S. EFFR	2.429%	12/27/2020	$281,500	(420)	—	(420)
3-month USD-LIBOR	2.624%	3/8/2021	770,000	245	—	245
3-month USD-LIBOR	2.1892%	8/13/2021	50,000	526	—	526
3-month USD-LIBOR	1.217%	9/22/2021	44,000	1,609	—	1,609
3-month USD-LIBOR	1.225%	9/22/2021	44,000	1,600	—	1,600
3-month USD-LIBOR	1.2255%	9/23/2021	478,500	17,411	—	17,411
3-month USD-LIBOR	1.25%	9/23/2021	430,000	15,370	—	15,370
3-month USD-LIBOR	1.225%	9/23/2021	346,500	12,613	—	12,613
3-month USD-LIBOR	1.2796%	10/11/2021	345,000	12,208	—	12,208
2.326%	U.S. EFFR	1/2/2022	1,450,000	1,743	—	1,743
1.967%	3-month USD-LIBOR	1/26/2022	37,500	(686)	—	(686)
6.99%	28-day MXN-TIIE	6/17/2022	MXN655,000	(1,607)	—	(1,607)
2.5775%	U.S. EFFR	7/16/2022	$1,001,820	3,700	—	3,700
3-month USD-LIBOR	1.948%	7/28/2022	630,000	13,440	—	13,440
2.80%	3-month USD-LIBOR	9/2/2022	785,000	4,683	—	4,683
2.009%	3-month USD-LIBOR	10/4/2022	272,000	(5,535)	—	(5,535)
2.1045%	3-month USD-LIBOR	10/31/2022	110,000	(1,868)	—	(1,868)
3-month USD-LIBOR	2.733%	3/8/2023	775,000	(4,998)	—	(4,998)
3-month USD-LIBOR	2.7454%	3/8/2023	725,000	(5,032)	—	(5,032)
3-month USD-LIBOR	2.9415%	5/14/2023	65,000	(1,007)	—	(1,007)
2.5815%	U.S. EFFR	5/25/2023	459,000	6,308	—	6,308
1.615%	3-month USD-LIBOR	8/18/2023	270,000	(4,479)	—	(4,479)
3.159%	3-month USD-LIBOR	10/9/2023	140,400	3,685	—	3,685
3-month USD-LIBOR	3.09009%	10/31/2023	263,410	(6,226)	—	(6,226)
3-month USD-LIBOR	3.0965%	10/31/2023	261,895	(6,267)	—	(6,267)
U.S. EFFR	2.4435%	12/20/2023	75,018	(576)	—	(576)
U.S. EFFR	2.45375%	12/20/2023	672,002	(5,483)	—	(5,483)
U.S. EFFR	2.4325%	12/21/2023	138,000	(988)	—	(988)
U.S. EFFR	2.4225%	12/24/2023	53,097	(356)	—	(356)
2.768%	3-month USD-LIBOR	1/29/2025	230,000	461	—	461
6-month JPY-LIBOR	0.5327%	3/4/2025	¥6,100,000	(1,675)	—	(1,675)
2.524%	3-month USD-LIBOR	4/14/2025	$123,000	(249)	—	(249)
2.905%	3-month USD-LIBOR	6/21/2025	103,852	1,841	—	1,841
2.354%	3-month USD-LIBOR	9/25/2025	420,000	(4,497)	—	(4,497)
6-month JPY-LIBOR	0.46995%	11/17/2025	¥6,250,000	(1,592)	—	(1,592)
6-month JPY-LIBOR	0.3822%	1/15/2026	5,100,000	(1,025)	—	(1,025)
6-month JPY-LIBOR	0.228%	2/8/2026	8,500,000	(862)	—	(862)
6-month JPY-LIBOR	0.20125%	2/18/2026	8,240,000	(688)	—	(688)
0.1223%	6-month JPY-LIBOR	5/11/2026	2,000,000	57	—	57
The Bond Fund of America — Page 39 of 43

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
0.1173%	6-month JPY-LIBOR	5/13/2026	¥1,000,000	$25	$—	$25
0.10855%	6-month JPY-LIBOR	5/16/2026	2,000,000	38	—	38
0.0188%	6-month JPY-LIBOR	6/16/2026	1,000,000	(43)	—	(43)
(0.00395)%	6-month JPY-LIBOR	6/17/2026	2,000,000	(117)	—	(117)
28-day MXN-TIIE	8.07%	1/1/2027	MXN910,000	1,800	—	1,800
0.22855%	6-month JPY-LIBOR	1/12/2027	¥7,700,000	718	—	718
28-day MXN-TIIE	8.135%	1/14/2027	MXN515,000	924	—	924
28-day MXN-TIIE	7.47%	4/5/2027	290,000	1,133	—	1,133
0.8153%	6-month EURIBOR	4/28/2027	€69,000	1,191	—	1,191
3-month SEK-STIBOR	1.125%	4/28/2027	SKr665,000	(1,030)	—	(1,030)
28-day MXN-TIIE	7.625%	5/20/2027	MXN410,000	1,430	—	1,430
0.8518%	6-month EURIBOR	8/21/2027	€31,000	554	—	554
3-month SEK-STIBOR	1.215%	8/21/2027	SKr300,000	(645)	—	(645)
28-day MXN-TIIE	7.865%	12/8/2027	MXN560,000	1,661	—	1,661
28-day MXN-TIIE	7.93%	12/9/2027	565,000	1,557	—	1,557
3-month USD-LIBOR	2.446%	1/8/2028	$42,000	806	—	806
2.91%	3-month USD-LIBOR	2/1/2028	88,800	466	—	466
2.908%	3-month USD-LIBOR	2/1/2028	88,900	459	—	459
2.925%	3-month USD-LIBOR	2/1/2028	71,100	419	—	419
2.92%	3-month USD-LIBOR	2/2/2028	67,200	381	—	381
3-month USD-LIBOR	2.91%	2/22/2028	31,000	(568)	—	(568)
3-month USD-LIBOR	2.891%	3/9/2028	45,000	(752)	—	(752)
U.S. EFFR	2.5065%	3/22/2028	203,000	(2,140)	—	(2,140)
U.S. EFFR	2.535%	3/23/2028	156,100	(2,018)	—	(2,018)
U.S. EFFR	2.471%	3/27/2028	190,100	(1,443)	—	(1,443)
U.S. EFFR	2.4575%	3/29/2028	224,497	(1,452)	—	(1,452)
U.S. EFFR	2.424%	3/30/2028	189,960	(697)	—	(697)
U.S. EFFR	2.412%	4/5/2028	86,343	(230)	—	(230)
2.919%	3-month USD-LIBOR	7/16/2028	89,800	1,689	—	1,689
3.1585%	3-month USD-LIBOR	9/27/2028	56,800	2,222	—	2,222
6-month GBP-LIBOR	1.6567%	9/28/2028	£53,200	(1,450)	—	(1,450)
3-month USD-LIBOR	3.1505%	11/20/2028	$41,200	(1,599)	—	(1,599)
3-month USD-LIBOR	2.679%	4/14/2030	65,500	387	—	387
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(3,254)	—	(3,254)
3-month USD-LIBOR	2.514%	9/25/2030	223,000	4,845	—	4,845
3-month USD-LIBOR	1.87%	8/18/2031	57,000	4,505	—	4,505
3-month USD-LIBOR	2.8672%	1/29/2033	50,700	142	—	142
2.523%	3-month USD-LIBOR	12/8/2035	5,000	(207)	—	(207)
2.432%	3-month USD-LIBOR	9/21/2037	2,000	(120)	—	(120)
3-month USD-LIBOR	2.9625%	2/1/2038	53,300	165	—	165
3-month USD-LIBOR	2.963%	2/1/2038	53,100	162	—	162
3-month USD-LIBOR	2.986%	2/1/2038	43,100	62	—	62
3-month USD-LIBOR	2.967%	2/2/2038	41,500	115	—	115
2.987%	3-month USD-LIBOR	2/7/2038	37,000	861	—	861
3.193%	3-month USD-LIBOR	5/21/2038	45,000	2,481	—	2,481
3.062%	3-month USD-LIBOR	7/31/2038	23,500	831	—	831
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	1,402	—	1,402
3-month USD-LIBOR	2.516%	10/20/2045	42,000	2,633	—	2,633
3-month USD-LIBOR	2.525%	10/20/2045	28,000	1,707	—	1,707
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	2,387	—	2,387
The Bond Fund of America — Page 40 of 43

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 12/31/2018 (000)
3-month USD-LIBOR	2.57082%	11/6/2045	$123,000	$6,412	$—	$6,412
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	688	—	688
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	483	—	483
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	2,179	—	2,179
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	1,260	—	1,260
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	(200)	—	(200)
U.S. EFFR	2.166%	10/23/2047	55,000	3,930	—	3,930
U.S. EFFR	2.172%	11/8/2047	30,000	2,110	—	2,110
U.S. EFFR	2.145%	11/9/2047	33,500	2,543	—	2,543
U.S. EFFR	2.153%	11/10/2047	33,500	2,489	—	2,489
U.S. EFFR	2.155%	11/10/2047	18,850	1,392	—	1,392
U.S. EFFR	2.17%	11/13/2047	34,150	2,417	—	2,417
U.S. EFFR	2.5635%	2/12/2048	135,836	(1,463)	—	(1,463)
2.98%	3-month USD-LIBOR	3/15/2048	8,400	247	—	247
2.9625%	3-month USD-LIBOR	3/15/2048	8,400	216	—	216
U.S. EFFR	2.4615%	3/15/2048	8,400	85	—	85
U.S. EFFR	2.485%	3/15/2048	8,400	44	—	44
U.S. EFFR	2.425%	3/16/2048	16,700	296	—	296
2.917%	3-month USD-LIBOR	3/16/2048	16,700	274	—	274
U.S. EFFR	2.505%	3/22/2048	14,700	16	—	16
U.S. EFFR	2.51375%	3/22/2048	16,300	(12)	—	(12)
U.S. EFFR	2.40875%	4/13/2048	61,900	1,298	—	1,298
2.9075%	3-month USD-LIBOR	4/16/2048	13,500	197	—	197
U.S. EFFR	2.425%	4/17/2048	5,000	88	—	88
U.S. EFFR	2.43625%	4/19/2048	60,300	920	—	920
3-month USD-LIBOR	3.0745%	5/17/2048	11,700	(576)	—	(576)
U.S. EFFR	2.625%	5/25/2048	104,000	(2,511)	—	(2,511)
U.S. EFFR	2.445%	6/4/2048	31,400	422	—	422
2.638%	U.S. EFFR	8/1/2048	64,600	1,734	—	1,734
2.54875%	U.S. EFFR	8/14/2048	63,000	511	—	511
3-month USD-LIBOR	2.973%	8/15/2048	15,500	(441)	—	(441)
U.S. EFFR	2.52%	8/24/2048	25,200	(51)	—	(51)
6-month GBP-LIBOR	1.7922%	10/4/2048	£20,500	(1,619)	—	(1,619)
3.236%	3-month USD-LIBOR	10/31/2048	$60,550	5,095	—	5,095
3.22859%	3-month USD-LIBOR	10/31/2048	60,560	5,002	—	5,002
3-month USD-LIBOR	3.19%	11/29/2048	32,600	(2,422)	—	(2,422)
					$—	$101,637
The Bond Fund of America — Page 41 of 43

Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2018 (000)	Upfront payments (000)	Unrealized appreciation at 12/31/2018 (000)
CDX.NA.HY.30	5.00%/Quarterly	6/20/2023	$23,850	$(733)	$(1,665)	$932
CDX.NA.IG.31	1.00%/Quarterly	12/20/2023	1,110,285	(6,163)	(20,937)	14,774
CDX.NA.HY.31	5.00%/Quarterly	12/20/2023	214,919	(4,284)	(10,665)	6,381
					$(33,267)	$22,087
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $261,102,000, which represented .66% of the net assets of the fund.
[2]	Amount less than one thousand.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,429,385,000, which represented 13.81% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $70,768,000, which represented .18% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Coupon rate may change periodically.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $19,932,000, which represented .05% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$12,646	$1,368.00%
NCI Building Systems, Inc.	11/16/2018	89	27.00
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Total private placement securities		$12,735	$1,395.00%
The Bond Fund of America — Page 42 of 43

Key to abbreviations and symbols
Agcy. = Agency	G.O. = General Obligation
AMT = Alternative Minimum Tax	GBP/£ = British pounds
AUD = Australian dollars	INR = Indian rupees
Auth. = Authority	JPY/¥ = Japanese yen
BA = Banker’s acceptances	KRW = South Korean won
BRL = Brazilian reais	LIBOR = London Interbank Offered Rate
CAD/C$ = Canadian dollars	MXN = Mexican pesos
CLO = Collateralized Loan Obligations	NGN = Nigerian naira
CLP = Chilean pesos	NOK = Norwegian kroner
CNH = Chinese yuan renminbi	Ref. = Refunding
COP = Colombian pesos	Rev. = Revenue
Dept. = Department	SEK/SKr = Swedish kronor
Dev. = Development	SGD = Singapore dollars
Econ. = Economic	SIFMA = Securities Industry and Financial Markets Association
EFFR = Effective Federal Funds Rate	SONIA = Sterling Overnight Interbank Average Rate
EONIA = Euro Overnight Index Average	STIBOR = Stockholm Interbank Offered Rate
EUR/€ = Euros	TBA = To-be-announced
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
Fac. = Facility	USD/$ = U.S. dollars
Facs. = Facilities	UYU = Uruguayan pesos
Fin. = Finance	ZAR = South African rand
Fncg. = Financing
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.
©2019 Capital Group. All rights reserved.
MFGEFPX-008-0219O-S66092	The Bond Fund of America — Page 43 of 43

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of The Bond Fund of America:

Opinion on the Investment Portfolio

We have audited the accompanying investment portfolio of The Bond Fund of America (the “Fund”), as of December 31, 2018, and the related notes (“investment portfolio”) (included in Item 6 of this Form N-CSR). In our opinion, the investment portfolio presents fairly, in all material respects, the investments in securities of the Fund as of December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The investment portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the investment portfolio based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the investment portfolio is free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the investment portfolio, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the investment portfolio. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the investment portfolio. We believe that our audit provides a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 12, 2019

We have served as the auditor of one or more American Funds investment companies since 1956.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the The Bond Fund of America’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the The Bond Fund of America’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: February 28, 2019

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2019